UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-1512

Oppenheimer Capital Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 2/28/2019

Item 1. Reports to Stockholders.

Semiannual Report 2/28/2019

OppenheimerFunds®

The Right Way
to Invest

Oppenheimer
Capital Income Fund

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund's updated report is available on our website (**oppenheimerfunds.com**). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling **1.800.225.5677.**

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/28/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Russell 3000 Index	Bloomberg Barclays U.S. Aggregate Bond Index	Reference Index
6-Month	-0.94%	-6.64%	-3.51%	1.99%	0.26%
1-Year	1.25	-4.57	5.05	3.17	4.17
5-Year	3.34	2.12	10.15	2.32	5.25
10-Year	8.50	7.86	16.81	3.71	8.51

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3 OPPENHEIMER CAPITAL INCOME FUND

Portfolio Positioning

PORTFOLIO POSITIONING

	Long	Short	Net

High-Grade Fixed Income Strategy	46.3%	-6.1%	40.2%
Equity Strategy	36.7	0.0	36.7
Opportunistic Strategy	35.9	-16.2	19.7
HIGH-GRADE FIXED INCOME STRATEGY
	Long	Short	Net

Corporate Bonds	18.7%	0.0%	18.7%
Mortgage Related Securities	18.3	0.0	18.3
Asset Backed Securities	5.9	0.0	5.9
Duration Hedges	3.4	-6.1	-2.7
Credit Default Swaps	0.0	0.0	0.0
TOP TEN EQUITY HOLDINGS
	Long	Short	Net

Philip Morris International, Inc.	1.2%	0.0%	1.2%
Coca-Cola Co. (The)	1.2	0.0	1.2
Cisco Systems, Inc.	1.1	0.0	1.1
Xilinx, Inc.	1.1	0.0	1.1
Blackstone Mortgage Trust, Inc., Cl. A	1.0	0.0	1.0
Chubb Ltd.	0.9	0.0	0.9
Lockheed Martin Corp.	0.9	0.0	0.9
M&T Bank Corp.	0.9	0.0	0.9
UnitedHealth Group, Inc.	0.8	0.0	0.8
Alphabet, Inc., Cl. A	0.7	0.0	0.7
OPPORTUNISTIC STRATEGY
	Long	Short	Net

Senior Loans	14.2%	0.0%	14.2%
Corporate Bonds & Hybrids	7.1	0.0	7.1
Asset Backed Securities	6.1	0.0	6.1
Commodities	1.2	0.0	1.2
Sovereign	1.9	-5.8	-3.9
Interest Rates	0.0	-2.4	-2.4
Relative Value	4.0	-5.1	-1.1
Currencies	0.0	-2.7	-2.7
Catastrophe Bonds	1.4	-0.2	1.2

4 OPPENHEIMER CAPITAL INCOME FUND

Portfolio holdings and allocations are dollar-weighted based on total net assets and are subject to change. Percentages are as of February 28, 2019. Holdings exclude cash and cash equivalents. As of February 28, 2019, the Fund held approximately 3.9% in cash and cash equivalents. Negative weightings may result from the use of leverage. Leverage involves the use of various financial instruments or borrowed capital in an attempt to increase investment return. Leverage risks include potential for higher volatility, greater decline of the Fund’s net asset value and fluctuations of dividends and distributions paid by the Fund. Asset tables may not display cash weightings. Net total exposure may not equal the sum of long and short exposure due to rounding.

5 OPPENHEIMER CAPITAL INCOME FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS 2/28/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPPEX)	12/1/70	-0.94%	1.25%	3.34%	8.50%
Class C (OPECX)	11/1/95	-1.28	0.51	2.56	7.64
Class I (OCIIX)	12/27/13	-0.63	1.77	3.78	4.07	*
Class R (OCINX)	3/1/01	-1.00	1.01	3.08	8.17
Class Y (OCIYX)	1/28/11	-0.72	1.59	3.59	5.40	*

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/28/19
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPPEX)	12/1/70	-6.64%	-4.57%	2.12%	7.86%
Class C (OPECX)	11/1/95	-2.26	-0.48	2.56	7.64
Class I (OCIIX)	12/27/13	-0.63	1.77	3.78	4.07	*
Class R (OCINX)	3/1/01	-1.00	1.01	3.08	8.17
Class Y (OCIYX)	1/28/11	-0.72	1.59	3.59	5.40	*

* Shows performance since inception.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the Russell 3000 Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the Fund’s Reference Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The Fund’s Reference Index is a customized weighted index currently comprised of 35% Russell 3000 Index and 65% Bloomberg Barclays U.S. Aggregate Bond Index. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict

6 OPPENHEIMER CAPITAL INCOME FUND

performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Morningstar 30-50% Equity Allocation Category Average is the average return of the mutual funds within the investment category as defined by Morningstar. Returns include the reinvestment of distributions but do not consider sales charges. The Morningstar 30-50% Equity Category Average performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 OPPENHEIMER CAPITAL INCOME FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended February 28, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 OPPENHEIMER CAPITAL INCOME FUND

Actual	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During 6 Months Ended February 28, 2019
Class A	$ 1,000.00	$ 990.60	$ 4.90
Class C	1,000.00	987.20	8.71
Class I	1,000.00	993.70	2.92
Class R	1,000.00	990.00	6.19
Class Y	1,000.00	992.80	3.76

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.89	4.97
Class C	1,000.00	1,016.07	8.84
Class I	1,000.00	1,021.87	2.96
Class R	1,000.00	1,018.60	6.28
Class Y	1,000.00	1,021.03	3.82

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 28, 2019 are as follows:

Class	Expense Ratios
Class A	0.99%
Class C	1.76
Class I	0.59
Class R	1.25
Class Y	0.76

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Consolidated Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

	Shares	Value
Common Stocks—31.7%
Consumer Discretionary—2.9%
Entertainment—0.5%
Live Nation Entertainment, Inc.[1]	187,140	$10,584,638
Hotels, Restaurants & Leisure—0.6%
Choice Hotels International, Inc.	129,180	10,313,731
McDonald’s Corp.	22,590	4,152,946
		14,466,677
Interactive Media & Services—0.7%
Alphabet, Inc., Cl. A1	15,056	16,961,337
Media—0.2%
DISH Network Corp., Cl. A1	125,604	4,083,386
Specialty Retail—0.9%
Children’s Place, Inc. (The)	44,670	4,268,665
Lowe’s Cos., Inc.	121,880	12,808,369
Ross Stores, Inc.	43,660	4,140,278
		21,217,312
Consumer Staples—2.8%
Beverages—1.2%
Coca-Cola Co. (The)	589,190	26,713,875
Tobacco—1.6%
Altria Group, Inc.	174,565	9,148,952
Philip Morris International, Inc.	330,410	28,714,714
		37,863,666
Energy—2.7%
Energy Equipment & Services—0.4%
Halliburton Co.	89,094	2,734,295
Schlumberger Ltd.	138,196	6,088,916
		8,823,211
Oil, Gas & Consumable Fuels—2.3%
Chevron Corp.	66,888	7,998,467
Concho Resources, Inc.	59,250	6,517,500
ConocoPhillips	89,514	6,073,525
EOG Resources, Inc.	33,160	3,117,040
Occidental Petroleum Corp.	126,223	8,349,651
Pioneer Natural Resources Co.	23,440	3,303,868
TOTAL SA, Sponsored ADR	247,541	14,087,558
Valero Energy Corp.	50,780	4,141,617
		53,589,226

10 OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value
Financials—5.9%
Capital Markets—0.9%
Goldman Sachs Group, Inc. (The)	41,720	$8,206,324
Raymond James Financial, Inc.	53,778	4,440,987
State Street Corp.	103,710	7,453,638
		20,100,949
Commercial Banks—1.9%
BNP Paribas SA	113,700	5,839,643
M&T Bank Corp.	113,970	19,723,648
PNC Financial Services Group, Inc. (The)	45,398	5,721,056
Wells Fargo & Co.	232,580	11,603,416
		42,887,763
Insurance—1.3%
Allstate Corp. (The)	44,134	4,165,367
Chubb Ltd.	167,207	22,389,017
Travelers Cos., Inc. (The)	31,140	4,138,818
		30,693,202
Real Estate Investment Trusts (REITs)—1.7%
Blackstone Mortgage Trust, Inc., Cl. A	711,908	24,546,588
Starwood Property Trust, Inc.	707,022	15,858,503
		40,405,091
Thrifts & Mortgage Finance—0.1%
WSFS Financial Corp.	78,180	3,383,630
Health Care—5.2%
Health Care Equipment & Supplies—0.7%
Abbott Laboratories	102,417	7,949,608
Medtronic plc	104,741	9,479,060
		17,428,668
Health Care Providers & Services—2.2%
AMN Healthcare Services, Inc.[1]	65,620	3,281,656
Cigna Corp.	69,201	12,071,422
HCA Healthcare, Inc.	29,822	4,146,451
Premier, Inc., Cl. A1	192,210	7,031,042
Quest Diagnostics, Inc.	61,730	5,342,732
UnitedHealth Group, Inc.	75,960	18,399,031
		50,272,334
Pharmaceuticals—2.3%
Allergan plc	27,140	3,737,450
AstraZeneca plc, Sponsored ADR	178,647	7,428,142
Merck & Co., Inc.	200,640	16,310,026
Mylan NV1	235,870	6,224,609
Novartis AG, Sponsored ADR	91,901	8,384,128

11 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Pharmaceuticals (Continued)
Roche Holding AG	36,906	$10,251,476
		52,335,831
Industrials—4.3%
Aerospace & Defense—2.3%
L3 Technologies, Inc.	39,206	8,301,870
Lockheed Martin Corp.	64,660	20,006,451
Northrop Grumman Corp.	57,968	16,808,401
Raytheon Co.	50,940	9,500,310
		54,617,032

Air Freight & Couriers—0.2%
FedEx Corp.	24,964	4,518,484
Commercial Services & Supplies—0.5%
Republic Services, Inc., Cl. A	142,030	11,139,413
Construction & Engineering—0.1%
Granite Construction, Inc.	71,590	3,333,230
Industrial Conglomerates—0.6%
Honeywell International, Inc.	92,265	14,215,269

Machinery—0.6%
Stanley Black & Decker, Inc.	98,314	13,019,723

Information Technology—3.8%
Communications Equipment—1.1%
Cisco Systems, Inc.	475,726	24,628,335

Semiconductors & Semiconductor Equipment—2.0%
ASML Holding NV	20,932	3,827,835
QUALCOMM, Inc.	148,913	7,950,465
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	264,408	10,325,132
Xilinx, Inc.	194,552	24,377,366
		46,480,798

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	97,545	16,889,917

Materials—1.8%
Chemicals—0.4%
Celanese Corp., Cl. A	82,851	8,474,829

Containers & Packaging—1.1%
Avery Dennison Corp.	37,690	4,072,027
Packaging Corp. of America	73,615	7,036,858

12 OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value
Containers & Packaging (Continued)
Sonoco Products Co.	243,601	$14,102,062
		25,210,947
Metals & Mining—0.3%
Southern Copper Corp.	133,110	4,740,047
Steel Dynamics, Inc.	88,330	3,296,476
		8,036,523
Telecommunication Services—0.7%
Diversified Telecommunication Services—0.7%
BCE, Inc.	226,720	10,089,040
Verizon Communications, Inc.	117,757	6,702,728
		16,791,768
Utilities—1.6%
Electric Utilities—0.8%
American Electric Power Co., Inc.	200,100	16,238,115
Duke Energy Corp.	8,320	745,971
Exelon Corp.	15,930	774,039
Xcel Energy, Inc.	14,100	773,526
		18,531,651
Multi-Utilities—0.8%
CMS Energy Corp.	303,716	16,522,150
Consolidated Edison, Inc.	9,090	749,471
Dominion Energy, Inc.	9,870	731,268
Public Service Enterprise Group, Inc.	13,450	790,995
		18,793,884
Total Common Stocks (Cost $766,190,527)		736,492,599

Preferred Stocks—1.6%
Citigroup Capital XIII, 9.121% Cum., Non-Vtg. [US0003M+637][2]	1,133,000	30,273,760
M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.	1,833	1,869,669
M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.	4,500	4,601,250
Total Preferred Stocks (Cost $36,592,296)		36,744,679

	Principal Amount
Asset-Backed Securities—10.6%
Auto Loan—4.6%
American Credit Acceptance Receivables Trust:
Series 2015-3,Cl. D, 5.86%, 7/12/22[3]	$955,000	958,163
Series 2017-3,Cl. B, 2.25%, 1/11/21[3]	17,743	17,742
Series 2017-4,Cl. B, 2.61%, 5/10/21[3]	385,060	384,932
Series 2017-4,Cl. C, 2.94%, 1/10/24[3]	1,351,000	1,347,748
Series 2017-4,Cl. D, 3.57%, 1/10/24[3]	1,952,000	1,944,921
Series 2018-2,Cl. B, 3.46%, 8/10/22[3]	1,860,000	1,864,022
Series 2018-2,Cl. C, 3.70%, 7/10/24[3]	1,835,000	1,840,318
Series 2018-3,Cl. B, 3.49%, 6/13/22[3]	545,000	546,035
Series 2018-4,Cl. C, 3.97%, 1/13/25[3]	1,245,000	1,257,926

13 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
AmeriCredit Automobile Receivables Trust:
Series 2017-2,Cl. D, 3.42%, 4/18/23	$2,065,000	$2,066,732
Series 2017-4,Cl. D, 3.08%, 12/18/23	1,355,000	1,344,016
Series 2018-3,Cl. C, 3.74%, 10/18/24	1,790,000	1,816,433
Capital Auto Receivables Asset Trust:
Series 2017-1,Cl. D, 3.15%, 2/20/25[3]	275,000	272,330
Series 2018-2,Cl. B, 3.48%, 10/20/23[3]	850,000	855,420
Series 2018-2,Cl. C, 3.69%, 12/20/23[3]	815,000	819,085
CarMax Auto Owner Trust:
Series 2015-2,Cl. D, 3.04%, 11/15/21	655,000	654,560
Series 2015-3,Cl. D, 3.27%, 3/15/22	1,975,000	1,970,966
Series 2016-1,Cl. D, 3.11%, 8/15/22	1,300,000	1,297,182
Series 2017-1,Cl. D, 3.43%, 7/17/23	1,565,000	1,560,040
Series 2017-4,Cl. D, 3.30%, 5/15/24	705,000	698,033
Series 2018-1,Cl. D, 3.37%, 7/15/24	515,000	511,317
Series 2018-4,Cl. C, 3.85%, 7/15/24	615,000	624,291
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[3]	355,506	353,955
CPS Auto Receivables Trust:
Series 2017-C,Cl. A, 1.78%, 9/15/20[3]	24,572	24,564
Series 2017-C,Cl. B, 2.30%, 7/15/21[3]	685,000	683,297
Series 2017-D,Cl. B, 2.43%, 1/18/22[3]	1,180,000	1,174,421
Series 2018-A,Cl. B, 2.77%, 4/18/22[3]	975,000	971,014
Series 2018-B,Cl. B, 3.23%, 7/15/22[3]	1,090,000	1,090,907
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[3]	203,618	203,425
Credit Acceptance Auto Loan Trust:
Series 2017-3A,Cl. C, 3.48%, 10/15/26[3]	1,415,000	1,408,547
Series 2018-1A,Cl. B, 3.60%, 4/15/27[3]	920,000	924,364
Series 2018-1A,Cl. C, 3.77%, 6/15/27[3]	1,305,000	1,306,850
Series 2018-2A,Cl. C, 4.16%, 9/15/27[3]	770,000	782,798
Series 2018-3A,Cl. C, 4.04%, 12/15/27[3]	1,485,000	1,494,813
Drive Auto Receivables Trust:
Series 2015-BA,Cl. D, 3.84%, 7/15/21[3]	64,296	64,410
Series 2016-CA,Cl. D, 4.18%, 3/15/24[3]	1,070,000	1,078,189
Series 2017-1,Cl. D, 3.84%, 3/15/23	1,560,000	1,569,929
Series 2018-1,Cl. D, 3.81%, 5/15/24	1,190,000	1,196,565
Series 2018-2,Cl. D, 4.14%, 8/15/24	2,160,000	2,185,562
Series 2018-3,Cl. C, 3.72%, 9/16/24	820,000	823,080
Series 2018-3,Cl. D, 4.30%, 9/16/24	1,420,000	1,445,835
Series 2018-5,Cl. C, 3.99%, 1/15/25	1,430,000	1,454,047
Series 2019-1,Cl. C, 3.78%, 4/15/25	2,230,000	2,246,988
DT Auto Owner Trust:
Series 2016-4A,Cl. E, 6.49%, 9/15/23[3]	495,000	507,107
Series 2017-1A,Cl. D, 3.55%, 11/15/22[3]	1,060,000	1,062,571
Series 2017-1A,Cl. E, 5.79%, 2/15/24[3]	1,650,000	1,694,314
Series 2017-2A,Cl. D, 3.89%, 1/15/23[3]	1,165,000	1,171,411
Series 2017-3A,Cl. D, 3.58%, 5/15/23[3]	495,000	495,865
Series 2017-3A,Cl. E, 5.60%, 8/15/24[3]	1,015,000	1,038,869
Series 2017-4A,Cl. C, 2.86%, 7/17/23[3]	285,000	284,277
Series 2017-4A,Cl. D, 3.47%, 7/17/23[3]	1,675,000	1,673,915

14 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Auto Loan (Continued)
DT Auto Owner Trust: (Continued)
Series 2017-4A,Cl. E, 5.15%, 11/15/24[3]	$990,000	$1,007,756
Series 2018-1A,Cl. B, 3.04%, 1/18/22[3]	1,055,000	1,054,161
Series 2018-2A,Cl. B, 3.43%, 5/16/22[3]	555,000	555,928
Series 2018-3A,Cl. B, 3.56%, 9/15/22[3]	1,810,000	1,820,692
Series 2018-3A,Cl. C, 3.79%, 7/15/24[3]	715,000	719,927
Exeter Automobile Receivables Trust:
Series 2018-1A,Cl. B, 2.75%, 4/15/22[3]	1,065,000	1,062,544
Series 2018-4A,Cl. B, 3.64%, 11/15/22[3]	1,495,000	1,503,925
Series 2019-1A,Cl. D, 4.13%, 12/16/24[3]	1,265,000	1,284,664
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[3]	2,410,000	2,490,911
GLS Auto Receivables Trust:
Series 2018-1A,Cl. A, 2.82%, 7/15/22[4]	1,505,886	1,502,938
Series 2018-3A,Cl. A, 3.35%, 8/15/22[3]	749,396	750,391
GM Financial Automobile Leasing Trust:
Series 2017-3,Cl. C, 2.73%, 9/20/21	795,000	790,989
Series 2018-2,Cl. C, 3.50%, 4/20/22	965,000	969,651
GMF Floorplan Owner Revolving Trust:
Series 2018-3,Cl. B, 3.49%, 9/15/22[3]	1,685,000	1,696,855
Series 2018-3,Cl. C, 3.68%, 9/15/22[3]	1,430,000	1,440,290
Series 2018-4,Cl. B, 3.68%, 9/15/23[3]	1,430,000	1,447,392
Series 2018-4,Cl. C, 3.88%, 9/15/23[3]	1,785,000	1,806,896
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1,Cl. C, 4.04% [US0001M+155], 6/27/22[2,3]	400,000	400,654
Series 2017-1,Cl. D, 4.79% [US0001M+230], 6/27/22[2,3]	465,000	465,312
Series 2018-1,Cl. A, 3.12% [US0001M+63], 9/25/23[2,3]	775,000	775,081
Series 2018-1,Cl. B, 3.29% [US0001M+80], 9/25/23[2,3]	905,000	906,193
Santander Drive Auto Receivables Trust:
Series 2017-1,Cl. D, 3.17%, 4/17/23	1,085,000	1,081,892
Series 2017-1,Cl. E, 5.05%, 7/15/24[3]	2,735,000	2,792,613
Series 2017-2,Cl. D, 3.49%, 7/17/23	390,000	389,723
Series 2017-3,Cl. D, 3.20%, 11/15/23	1,900,000	1,890,113
Series 2018-1,Cl. D, 3.32%, 3/15/24	760,000	758,509
Series 2018-2,Cl. D, 3.88%, 2/15/24	1,165,000	1,173,503
Series 2018-3,Cl. C, 3.51%, 8/15/23	2,950,000	2,967,877
Series 2018-4,Cl. C, 3.56%, 7/15/24	2,030,000	2,040,178
Series 2018-5,Cl. C, 3.81%, 12/16/24	1,520,000	1,537,533
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[3]	1,275,000	1,269,999
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[3]	1,075,000	1,075,072
United Auto Credit Securitization Trust, Series 2018-1, Cl. C, 3.05%, 9/10/21[3]	1,925,000	1,921,744
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%, 4/17/23[3]	260,512	260,097
Westlake Automobile Receivables Trust:
Series 2016-1A,Cl. E, 6.52%, 6/15/22[3]	1,760,000	1,769,722
Series 2017-2A,Cl. E, 4.63%, 7/15/24[3]	2,090,000	2,102,601
Series 2018-1A,Cl. C, 2.92%, 5/15/23[3]	1,100,000	1,096,150

15 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2018-1A,Cl. D, 3.41%, 5/15/23[3]	$2,275,000	$2,272,487
Series 2018-3A,Cl. B, 3.32%, 10/16/23[3]	1,019,000	1,020,748
		106,937,812
Credit Card—0.9%
Evergreen Credit Card Trust, Series 2018-2, Cl. A, 2.839% [US0001M+35], 7/15/22[2,3]	2,755,000	2,757,323
GE Capital Credit Card Master Note Trust, Series 2012-7, Cl. B, 2.21%, 9/15/22	1,235,000	1,229,330
World Financial Network Credit Card Master Trust:
Series 2017-A,Cl. A, 2.12%, 3/15/24	3,300,000	3,267,890
Series 2017-C,Cl. A, 2.31%, 8/15/24	2,845,000	2,818,090
Series 2018-A,Cl. A, 3.07%, 12/16/24	3,695,000	3,703,075
Series 2018-B,Cl. A, 3.46%, 7/15/25	1,640,000	1,660,870
Series 2018-C,Cl. A, 3.55%, 8/15/25	3,325,000	3,364,207
Series 2019-A,Cl. A, 3.14%, 12/15/25	1,035,000	1,038,436
		19,839,221
Equipment—0.2%
CCG Receivables Trust:
Series 2017-1,Cl. B, 2.75%, 11/14/23[3]	1,580,000	1,571,937
Series 2018-1,Cl. B, 3.09%, 6/16/25[3]	620,000	618,901
Series 2018-1,Cl. C, 3.42%, 6/16/25[3]	175,000	174,700
Series 2018-2,Cl. C, 3.87%, 12/15/25[3]	415,000	419,172
CNH Equipment Trust:
Series 2017-C,Cl. B, 2.54%, 5/15/25	475,000	468,338
Series 2019-A,Cl. A4, 3.22%, 1/15/26	800,000	803,233
Dell Equipment Finance Trust, Series 2018-1, Cl. B, 3.34%, 6/22/23[3]	590,000	592,522
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[3]	13,466	13,447
		4,662,250
Home Equity Loan—4.3%
Accredited Mortgage Loan Trust:
Series 2005-3,Cl. M3, 2.898% [US0001M+48], 9/25/35[2]	7,222,280	6,963,287
Series 2005-4,Cl. M1, 2.89% [US0001M+40], 12/25/35[2]	1,919,000	1,853,473
Bear Stearns Structured Products Trust:
Series 2007-EMX1,Cl. A2, 3.79% [US0001M+130], 3/25/37[2,3]	5,900,000	5,862,648
Series 2007-EMX1,Cl. M1, 4.49% [US0001M+200], 3/25/37[2,3]	8,000,000	7,935,104
Fieldstone Mortgage Investment Trust, Series 2004-5, Cl. M3, 4.515% [US0001M+202.5], 2/25/35[2]	4,143,240	3,983,407
GSAMP Trust:
Series 2005-HE4,Cl. M3, 3.27% [US0001M+78], 7/25/45[2]	13,300,000	13,227,039
Series 2005-HE5,Cl. M3, 2.95% [US0001M+46], 11/25/35[2]	4,060,889	4,006,478
Series 2007-HS1,Cl. M4, 4.74% [US0001M+225], 2/25/47[2]	4,849,000	4,906,409
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Cl. M2, 2.94% [US0001M+45], 12/25/35[2]	5,480,000	5,469,705
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Cl. M1, 2.79% [US0001M+30], 7/25/36[2]	12,226,000	11,516,942

16 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Home Equity Loan (Continued)
Long Beach Mortgage Loan Trust, Series 2005-WL3, Cl. M1, 3.135% [US0001M+64.5], 11/25/35[2]	$1,575,597	$1,559,198
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-NC1, Cl. M1, 2.87% [US0001M+38], 12/25/35[2]	12,287,000	12,210,767
New Century Home Equity Loan Trust:
Series 2005-1,Cl. M2, 3.21% [US0001M+72], 3/25/35[2]	4,383,661	4,242,621
Series 2005-2,Cl. M3, 3.225% [US0001M+73.5], 6/25/35[2]	5,500,000	5,500,639
RASC Series Trust, Series 2006-KS2, Cl. M2, 2.88% [US0001M+39], 3/25/36[2]	4,875,000	4,771,892
SG Mortgage Securities Trust, Series 2005-OPT1, Cl. M2, 2.94% [US0001M+45], 10/25/35[2]	6,129,000	6,093,833
		100,103,442
Loans: Other—0.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R5, Cl. M2, 3.18% [US0001M+69], 7/25/35[2]	560,934	562,755
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[3]	470,000	467,034
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[3]	684,699	681,690
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Cl. MV8, 3.49% [US0001M+100], 11/25/36[2]	5,400,000	5,268,486
Raspro Trust, Series 2005-1A, Cl. G, 3.192% [LIBOR03M+40], 3/23/24[2,3]	1,368,165	1,381,207
		8,361,172
Receivables: Other—0.2%
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Cl. MV10, 3.49% [US0001M+100], 11/25/36[2,3]	5,412,000	5,209,962
Total Asset-Backed Securities (Cost $236,011,333)		245,113,859
Mortgage-Backed Obligations—20.0%
Government Agency—13.0%
FHLMC/FNMA/FHLB/Sponsored—11.6%
Connecticut Avenue Securities:
Series 2018-C02,Cl. 2M2, 4.69% [US0001M+220], 8/25/30[2]	1,415,000	1,421,397
Series 2018-C03,Cl. 1M2, 4.64% [US0001M+215], 10/25/30[2]	1,730,000	1,736,228
Series 2018-C06,Cl. 2M2, 4.59% [US0001M+210], 3/25/31[2]	1,935,000	1,919,881
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Cl. M1, 3.24% [US0001M+75], 10/25/48[2,3]	2,680,000	2,678,419
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	12,148	12,350
5.00%, 12/1/34	34,222	36,405
6.50%, 7/1/28-4/1/34	99,577	109,386
7.00%, 10/1/31	74,819	81,757
9.00%, 8/1/22-5/1/25	2,895	3,094
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183,Cl. IO, 88.194%, 4/1/27[5]	62,033	13,367

17 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 192,Cl. IO, 99.999%, 2/1/28[5]	$19,615	$3,865
Series 243,Cl. 6, 0.00%, 12/15/32[5,6]	65,484	12,368
Series 304,Cl. C31, 9.876%, 12/15/27[5]	1,150,514	94,990
Series 304,Cl. C45, 6.833%, 12/15/27[5]	601,543	49,310
Series 304,Cl. C47, 5.541%, 12/15/27[5]	562,375	48,086
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	1,572,786	1,549,429
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.- Backed Security:
Series KC02,Cl. X1, 0.00%, 3/25/24[5,6]	32,573,282	580,984
Series KC03,Cl. X1, 0.00%, 11/25/24[5,6]	17,880,000	463,977
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.- Backed Security, Series 176, Cl. PO, 4.127%, 6/1/26[7]	20,381	18,796
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2034,Cl. Z, 6.50%, 2/15/28	45,344	49,040
Series 2043,Cl. ZP, 6.50%, 4/15/28	221,477	243,776
Series 2053,Cl. Z, 6.50%, 4/15/28	41,334	45,588
Series 2279,Cl. PK, 6.50%, 1/15/31	90,016	98,492
Series 2326,Cl. ZP, 6.50%, 6/15/31	34,388	37,227
Series 2427,Cl. ZM, 6.50%, 3/15/32	171,087	186,774
Series 2461,Cl. PZ, 6.50%, 6/15/32	195,075	212,862
Series 2626,Cl. TB, 5.00%, 6/15/33	153,908	159,179
Series 2635,Cl. AG, 3.50%, 5/15/32	51,383	51,517
Series 2770,Cl. TW, 4.50%, 3/15/19	306	306
Series 3010,Cl. WB, 4.50%, 7/15/20	22,425	22,464
Series 3025,Cl. SJ, 15.625% [-3.6667 x LIBOR01M+2,475], 8/15/35[2]	25,250	35,938
Series 3030,Cl. FL, 2.889% [LIBOR01M+40], 9/15/35[2]	352,434	352,644
Series 3645,Cl. EH, 3.00%, 12/15/20	1,890	1,884
Series 3822,Cl. JA, 5.00%, 6/15/40	49,578	50,467
Series 3848,Cl. WL, 4.00%, 4/15/40	276,442	279,032
Series 3857,Cl. GL, 3.00%, 5/15/40	25,930	26,216
Series 4221,Cl. HJ, 1.50%, 7/15/23	624,048	610,080
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2130,Cl. SC, 73.223%, 3/15/29[5]	43,536	5,539
Series 2796,Cl. SD, 99.999%, 7/15/26[5]	79,621	8,939
Series 2920,Cl. S, 49.467%, 1/15/35[5]	515,540	77,623
Series 2922,Cl. SE, 16.381%, 2/15/35[5]	120,423	18,838
Series 2937,Cl. SY, 9.677%, 2/15/35[5]	1,404,743	170,490
Series 2981,Cl. AS, 0.287%, 5/15/35[5]	942,723	124,946
Series 3397,Cl. GS, 3.005%, 12/15/37[5]	255,208	42,473
Series 3424,Cl. EI, 0.00%, 4/15/38[5,6]	74,209	6,343
Series 3450,Cl. BI, 9.755%, 5/15/38[5]	597,278	81,234
Series 3606,Cl. SN, 10.259%, 12/15/39[5]	242,273	29,826
Series 4057,Cl. QI, 4.582%, 6/15/27[5]	4,001,418	305,604
Series 4146,Cl. AI, 10.738%, 12/15/27[5]	1,469,459	115,376
Series 4205,Cl. AI, 8.231%, 5/15/28[5]	951,438	71,047

18 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 4818,Cl. BI, 0.00%, 3/15/45[5,6]	$1,481,676	$262,638
Federal Home Loan Mortgage Corp., STACR Trust, Series 2019- DNA1, Cl. M2, 5.14% [US0001M+265], 1/25/49[2,3]	1,750,000	1,783,064
Federal National Mortgage Assn.:
2.50%, 1/1/34[8]	10,580,000	10,374,806
3.00%, 3/1/34-3/1/49[8]	20,915,000	20,620,451
3.50%, 3/1/49[8]	53,910,000	53,924,787
4.00%, 3/1/49[8]	74,470,000	75,923,037
4.50%, 3/1/49[8]	44,910,000	46,470,617
5.00%, 3/1/49[8]	31,585,000	33,120,823
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	2,034	2,073
5.50%, 2/1/35-4/1/39	680,129	735,157
6.50%, 10/1/19-11/1/31	243,812	267,614
7.00%, 12/1/32-4/1/35	11,283	12,421
7.50%, 1/1/33-3/1/33	1,197,859	1,378,442
8.50%, 7/1/32	2,218	2,245
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222,Cl. 2, 99.999%, 6/25/23[5]	113,184	12,178
Series 252,Cl. 2, 99.999%, 11/25/23[5]	91,982	11,386
Series 303,Cl. IO, 99.999%, 11/25/29[5]	56,596	12,843
Series 308,Cl. 2, 80.017%, 9/25/30[5]	134,977	31,513
Series 320,Cl. 2, 62.181%, 4/25/32[5]	540,643	125,318
Series 321,Cl. 2, 30.134%, 4/25/32[5]	368,122	85,917
Series 331,Cl. 9, 15.532%, 2/25/33[5]	142,212	29,002
Series 334,Cl. 17, 34.493%, 2/25/33[5]	76,504	16,269
Series 339,Cl. 12, 0.00%, 6/25/33[5,6]	251,689	56,969
Series 339,Cl. 7, 0.00%, 11/25/33[5,6]	301,540	66,710
Series 343,Cl. 13, 0.00%, 9/25/33[5,6]	263,889	56,478
Series 343,Cl. 18, 0.00%, 5/25/34[5,6]	73,163	14,359
Series 345,Cl. 9, 0.00%, 1/25/34[5,6]	123,961	26,394
Series 351,Cl. 10, 0.00%, 4/25/34[5,6]	81,838	18,620
Series 351,Cl. 8, 0.00%, 4/25/34[5,6]	145,376	33,016
Series 356,Cl. 10, 0.00%, 6/25/35[5,6]	101,691	21,218
Series 356,Cl. 12, 0.00%, 2/25/35[5,6]	50,232	10,579
Series 362,Cl. 13, 0.00%, 8/25/35[5,6]	180,487	40,547
Series 364,Cl. 16, 0.00%, 9/25/35[5,6]	218,191	44,630
Series 365,Cl. 16, 0.00%, 3/25/36[5,6]	466,457	94,676
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-87,Cl. Z, 6.50%, 6/25/23	98,180	103,336
Series 1998-61,Cl. PL, 6.00%, 11/25/28	60,588	65,701
Series 1999-54,Cl. LH, 6.50%, 11/25/29	97,903	106,456
Series 2001-51,Cl. OD, 6.50%, 10/25/31	132,639	140,011
Series 2003-130,Cl. CS, 9.12% [-2 x LIBOR01M+1,410], 12/25/33[2]	22,126	22,629
Series 2003-28,Cl. KG, 5.50%, 4/25/23	201,528	206,928
Series 2004-25,Cl. PC, 5.50%, 1/25/34	1,347	1,345
Series 2005-104,Cl. MC, 5.50%, 12/25/25	1,114,979	1,154,585

19 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2005-31,Cl. PB, 5.50%, 4/25/35	$1,430,000	$1,560,060
Series 2005-73,Cl. DF, 2.74% [LIBOR01M+25], 8/25/35[2]	280,296	280,027
Series 2006-11,Cl. PS, 15.437% [-3.6667 x LIBOR01M+2,456.67], 3/25/36[2]	87,949	126,353
Series 2006-46,Cl. SW, 15.07% [-3.6665 x LIBOR01M+2,419.92], 6/25/36[2]	63,433	88,674
Series 2006-50,Cl. KS, 15.07% [-3.6667 x LIBOR01M+2,420], 6/25/36[2]	114,986	162,551
Series 2006-50,Cl. SK, 15.07% [-3.6667 x LIBOR01M+2,420], 6/25/36[2]	24,027	33,509
Series 2008-75,Cl. DB, 4.50%, 9/25/23	34	34
Series 2009-113,Cl. DB, 3.00%, 12/25/20	18,036	17,962
Series 2009-36,Cl. FA, 3.43% [LIBOR01M+94], 6/25/37[2]	94,284	96,665
Series 2009-70,Cl. TL, 4.00%, 8/25/19	524	524
Series 2010-43,Cl. KG, 3.00%, 1/25/21	19,234	19,204
Series 2011-15,Cl. DA, 4.00%, 3/25/41	56,207	56,703
Series 2011-3,Cl. EL, 3.00%, 5/25/20	15,802	15,747
Series 2011-3,Cl. KA, 5.00%, 4/25/40	403,019	418,638
Series 2011-38,Cl. AH, 2.75%, 5/25/20	9	9
Series 2011-82,Cl. AD, 4.00%, 8/25/26	81,602	81,596
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-15,Cl. SA, 99.999%, 3/17/31[5]	5,336	486
Series 2001-65,Cl. S, 50.404%, 11/25/31[5]	126,995	23,287
Series 2001-81,Cl. S, 50.613%, 1/25/32[5]	32,833	5,560
Series 2002-47,Cl. NS, 33.669%, 4/25/32[5]	80,069	14,219
Series 2002-51,Cl. S, 34.269%, 8/25/32[5]	73,515	13,056
Series 2002-52,Cl. SD, 66.399%, 9/25/32[5]	114,337	21,252
Series 2002-60,Cl. SM, 23.722%, 8/25/32[5]	99,636	14,120
Series 2002-7,Cl. SK, 33.403%, 1/25/32[5]	31,020	4,954
Series 2002-75,Cl. SA, 38.07%, 11/25/32[5]	158,149	27,389
Series 2002-77,Cl. BS, 30.077%, 12/18/32[5]	68,486	11,334
Series 2002-77,Cl. SH, 43.80%, 12/18/32[5]	44,898	7,177
Series 2002-89,Cl. S, 55.291%, 1/25/33[5]	226,693	42,682
Series 2002-9,Cl. MS, 33.049%, 3/25/32[5]	42,586	7,835
Series 2002-90,Cl. SN, 24.298%, 8/25/32[5]	51,306	8,015
Series 2002-90,Cl. SY, 29.242%, 9/25/32[5]	25,604	4,001
Series 2003-33,Cl. SP, 34.887%, 5/25/33[5]	140,871	26,632
Series 2003-46,Cl. IH, 0.00%, 6/25/23[5,6]	188,029	15,423
Series 2004-54,Cl. DS, 97.91%, 11/25/30[5]	100,248	13,989
Series 2004-56,Cl. SE, 11.977%, 10/25/33[5]	190,583	34,437
Series 2005-12,Cl. SC, 25.411%, 3/25/35[5]	56,009	7,953
Series 2005-19,Cl. SA, 47.484%, 3/25/35[5]	1,194,189	182,143
Series 2005-40,Cl. SA, 48.842%, 5/25/35[5]	266,826	40,362
Series 2005-52,Cl. JH, 25.33%, 5/25/35[5]	649,268	93,334
Series 2005-6,Cl. SE, 99.999%, 2/25/35[5]	540,684	84,783
Series 2005-93,Cl. SI, 8.61%, 10/25/35[5]	301,978	42,618

20 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2008-55,Cl. SA, 0.00%, 7/25/38[5,6]	$123,783	$14,384
Series 2009-8,Cl. BS, 0.00%, 2/25/24[5,6]	3,168	161
Series 2011-96,Cl. SA, 5.049%, 10/25/41[5]	692,458	104,240
Series 2012-121,Cl. IB, 7.208%, 11/25/27[5]	1,629,206	134,586
Series 2012-134,Cl. SA, 0.00%, 12/25/42[5,6]	2,224,039	401,450
Series 2012-40,Cl. PI, 24.636%, 4/25/41[5]	2,217,955	292,830
Series 2015-57,Cl. LI, 5.955%, 8/25/35[5]	3,248,607	481,045
Series 2017-66,Cl. AS, 0.00%, 9/25/47[5,6]	8,057,218	1,168,209
Series 2018-16,Cl. NI, 0.00%, 12/25/44[5,6]	745,723	120,787
Series 2018-69,Cl. CI, 0.00%, 10/25/46[5,6]	1,680,716	227,082
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.135%, 9/25/23[7]	43,900	41,210
STACR Trust, Series 2018-DNA2, Cl. M2, 4.64% [US0001M+215], 12/25/30[2,3]	1,695,000	1,681,628
		270,216,550

GNMA/Guaranteed—1.4%
Government National Mortgage Assn. II Pool, 3.50%, 3/1/49[8]	30,795,000	31,059,043
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15,Cl. SM, 84.935%, 2/16/32[5]	113,214	795
Series 2002-41,Cl. GS, 13.908%, 6/16/32[5]	9,139	172
Series 2002-76,Cl. SY, 77.262%, 12/16/26[5]	227,955	593
Series 2007-17,Cl. AI, 35.267%, 4/16/37[5]	1,225,946	169,461
Series 2011-52,Cl. HS, 16.384%, 4/16/41[5]	1,398,128	194,333
Series 2017-136,Cl. LI, 6.515%, 9/16/47[5]	3,023,008	631,191
Series 2017-149,Cl. GS, 0.00%, 10/16/47[5,6]	3,107,488	483,460
		32,539,048

Non-Agency—7.0%
Commercial—3.1%
BANK, Interest-Only Stripped Mtg.-Backed Security, Series 2019- BN16, Cl. XA, 10.913%, 2/15/52[5]	10,340,000	763,180
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210], 9/26/35[2,3]	72,174	72,407
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2018-B1, Cl. XA, 10.64%, 1/15/51[5]	16,680,069	612,088
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.629%, 11/13/50[5]	5,817,508	334,160
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 4.341%, 1/25/36[9]	685,535	668,832
Citigroup Commercial Mortgage Trust:
Series 2012-GC8,Cl. AAB, 2.608%, 9/10/45	624,009	620,798
Series 2014-GC21,Cl. AAB, 3.477%, 5/10/47	710,000	719,735
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17,Cl. XA, 0.00%, 11/10/46[5,6]	1,892,965	78,394
Series 2017-C4,Cl. XA, 11.937%, 10/12/50[5]	15,279,517	1,047,506

21 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
COMM Mortgage Trust:
Series 2013-CR6,Cl. AM, 3.147%, 3/10/46[3]	$1,520,000	$1,506,574
Series 2014-CR17,Cl. ASB, 3.598%, 5/10/47	1,955,000	1,984,910
Series 2014-CR20,Cl. ASB, 3.305%, 11/10/47	475,000	481,288
Series 2014-CR21,Cl. AM, 3.987%, 12/10/47	4,410,000	4,492,060
Series 2014-LC15,Cl. AM, 4.198%, 4/10/47	980,000	1,011,583
Series 2014-UBS6,Cl. AM, 4.048%, 12/10/47	3,020,000	3,054,481
Series 2015-CR22,Cl. A2, 2.856%, 3/10/48	865,000	864,322
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 20.632%, 12/10/45[5]	4,394,153	211,811
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	991,165	808,649
Federal Home Loan Mortgage Corp., Series 2019-HQA1, Cl. M2, 0.00% [US0001M+235], 2/25/49[2,3]	200,000	201,453
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl. 1A6, 3.14% [US0001M+65], 11/25/35[2]	421,049	304,212
FREMF Mortgage Trust:
Series 2010-K6,Cl. B, 5.364%, 12/25/46[3,9]	390,000	396,853
Series 2012-K710,Cl. B, 3.811%, 6/25/47[3,9]	195,000	194,853
Series 2012-K711,Cl. B, 3.50%, 8/25/45[3,9]	85,000	85,006
Series 2012-K711,Cl. C, 3.50%, 8/25/45[3,9]	920,000	919,477
Series 2013-K25,Cl. C, 3.619%, 11/25/45[3,9]	350,000	349,968
Series 2013-K26,Cl. C, 3.598%, 12/25/45[3,9]	460,000	459,629
Series 2013-K27,Cl. C, 3.496%, 1/25/46[3,9]	400,000	398,253
Series 2013-K28,Cl. C, 3.49%, 6/25/46[3,9]	2,460,000	2,449,032
Series 2013-K712,Cl. C, 3.358%, 5/25/45[3,9]	505,000	503,938
Series 2013-K713,Cl. C, 3.154%, 4/25/46[3,9]	1,380,000	1,376,761
Series 2014-K714,Cl. C, 3.854%, 1/25/47[3,9]	325,000	327,931
Series 2014-K715,Cl. C, 4.118%, 2/25/46[3,9]	1,150,000	1,162,376
Series 2015-K44,Cl. B, 3.683%, 1/25/48[3,9]	170,000	166,893
Series 2017-K62,Cl. B, 3.875%, 1/25/50[3,9]	150,000	146,632
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Cl. A, 2.933%, 6/5/31[3]	3,155,000	3,155,121
GS Mortgage Securities Trust:
Series 2012-GC6,Cl. A3, 3.482%, 1/10/45	313,815	316,839
Series 2013-GC12,Cl. AAB, 2.678%, 6/10/46	215,730	214,151
Series 2013-GC16,Cl. AS, 4.649%, 11/10/46	455,000	481,048
Series 2014-GC18,Cl. AAB, 3.648%, 1/10/47	610,675	618,976
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[3,9]	768,388	732,912
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6,Cl. ASB, 3.144%, 5/15/45	868,986	871,913
Series 2012-LC9,Cl. A4, 2.611%, 12/15/47	76,378	76,267
Series 2013-C10,Cl. AS, 3.372%, 12/15/47	2,110,000	2,115,483
Series 2013-C16,Cl. AS, 4.517%, 12/15/46	2,005,000	2,110,304
Series 2013-LC11,Cl. AS, 3.216%, 4/15/46	578,000	575,687
Series 2014-C20,Cl. AS, 4.043%, 7/15/47	1,570,000	1,614,279
Series 2016-JP3,Cl. A2, 2.435%, 8/15/49	1,356,000	1,337,417

22 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial (Continued)
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.689%, 7/25/35[9]	$576,291	$593,235
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 4.426%, 7/26/36[3,9]	554,847	556,187
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17,Cl. ASB, 3.705%, 1/15/47	500,747	510,076
Series 2014-C18,Cl. A3, 3.578%, 2/15/47	427,806	430,984
Series 2014-C19,Cl. ASB, 3.584%, 4/15/47	288,373	292,167
Series 2014-C24,Cl. B, 4.116%, 11/15/47[9]	1,945,000	1,967,765
Series 2014-C25,Cl. AS, 4.065%, 11/15/47	3,600,000	3,696,391
JPMBB Commercial Mortgage Securities Trust., Interest-Only Stripped Mtg.-Backed Security, Series 2015-C27, Cl. XA, 24.356%, 2/15/48[5]	19,972,471	944,211
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7,Cl. AAB, 2.469%, 2/15/46	602,312	597,100
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	1,670,000	1,680,533
Series 2014-C14,Cl. B, 4.748%, 2/15/47[9]	80,000	84,235
Series 2014-C19,Cl. AS, 3.832%, 12/15/47	3,650,000	3,692,163
Morgan Stanley Capital I Trust:
Series 2011-C1,Cl. A4, 5.033%, 9/15/47[3,9]	262,754	269,090
Series 2011-C2,Cl. A4, 4.661%, 6/15/44[3]	355,000	365,040
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 10.355%, 12/15/50[5]	5,609,583	311,682
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 3.664%, 11/26/36[3,9]	1,846,309	1,698,425
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.789%, 6/26/46[3,9]	356,866	357,165
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.939%, 7/26/45[3,9]	121,827	124,995
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 4.385%, 8/25/34[9]	333,233	334,496
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C5, Cl. XA, 12.275%, 11/15/50[5]	9,968,760	614,934
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB, 2.934%, 5/15/48	2,415,000	2,405,617
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.334%, 12/15/50[5]	7,788,579	493,523
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7, 4.00%, 11/25/48[3,9]	1,040,000	1,053,670
WF-RBS Commercial Mortgage Trust:
Series 2013-C14,Cl. AS, 3.488%, 6/15/46	1,045,000	1,046,912
Series 2014-C20,Cl. AS, 4.176%, 5/15/47	905,000	930,605
Series 2014-C22,Cl. A3, 3.528%, 9/15/57	320,000	323,922
Series 2014-C25,Cl. AS, 3.984%, 11/15/47	1,085,000	1,102,065
Series 2014-LC14,Cl. AS, 4.351%, 3/15/47[9]	1,065,000	1,088,472

23 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 25.153%, 3/15/44[3,5]	$9,882,677	$223,996
		70,786,098

Multi-Family—0.0%
Connecticut Avenue Securities, Series 2014-C02, Cl. 1M2, 5.09% [US0001M+260], 5/25/24[2]	945,000	994,878

Residential—3.9%
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3, 3.27% [US0001M+78], 6/25/35[2]	3,078,556	3,095,218
Banc of America Funding Trust:
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	117,156	108,546
Series 2007-C,Cl. 1A4, 4.591%, 5/20/36[9]	105,196	104,324
Series 2014-R7,Cl. 3A1, 4.938%, 3/26/36[3,9]	434,268	435,333
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	345,390	320,325
Bear Stearns ARM Trust:
Series 2005-9,Cl. A1, 4.73% [H15T1Y+230], 10/25/35[2]	585,800	593,277
Series 2006-1,Cl. A1, 4.91% [H15T1Y+225], 2/25/36[2]	852,024	860,995
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE6, Cl. M2, 3.495% [US0001M+100.5], 6/25/35[2]	2,795,871	2,827,265
CHL Mortgage Pass-Through Trust:
Series 2005-26,Cl. 1A8, 5.50%, 11/25/35	454,586	408,246
Series 2006-6,Cl. A3, 6.00%, 4/25/36	242,076	197,146
Citigroup Mortgage Loan Trust, Asset Backed Pass-Through Certificate, Series 2004-OPT1, Cl. M3, 3.435% [US0001M+94.5], 10/25/34[2]	3,750,000	3,765,692
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 4.97% [H15T1Y+240], 10/25/35[2]	1,733,714	1,756,451
Connecticut Avenue Securities:
Series 2014-C03,Cl. 1M2, 5.49% [US0001M+300], 7/25/24[2]	2,117,402	2,256,199
Series 2014-C03,Cl. 2M2, 5.39% [US0001M+290], 7/25/24[2]	290,367	306,863
Series 2016-C03,Cl. 1M1, 4.49% [US0001M+200], 10/25/28[2]	344,820	347,620
Series 2017-C03,Cl. 1M1, 3.44% [US0001M+95], 10/25/29[2]	1,991,493	1,996,395
Series 2017-C07,Cl. 1M2, 4.89% [US0001M+240], 5/25/30[2]	1,475,000	1,513,220
Series 2018-C01,Cl. 1M1, 3.09% [US0001M+60], 7/25/30[2]	2,696,562	2,691,765
Series 2018-C03,Cl. 1M1, 3.17% [US0001M+68], 10/25/30[2]	1,645,867	1,644,686
Series 2018-C05,Cl. 1M1, 3.21% [US0001M+72], 1/25/31[2]	694,201	693,864
Series 2018-C05,Cl. 1M2, 4.84% [US0001M+235], 1/25/31[2]	730,000	736,732
Series 2018-C06,Cl. 1M1, 3.04% [US0001M+55], 3/25/31[2]	256,818	256,413
Series 2018-C06,Cl. 2M1, 3.04% [US0001M+55], 3/25/31[2]	297,137	296,740
Connecticut Avenue Securities Trust:
Series 2018-R07,Cl. 1M1, 3.24% [US0001M+75], 4/25/31[2,3]	525,515	525,478
Series 2019-R01,Cl. 2M2, 4.94% [US0001M+245], 7/25/31[2,3]	1,660,000	1,666,719
Countrywide Alternative Loan Trust:
Series 2005-21CB,Cl. A7, 5.50%, 6/25/35	571,918	537,197
Series 2005-J10,Cl. 1A17, 5.50%, 10/25/35	2,267,502	2,047,876

24 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Residential (Continued)
GMACM Home Equity Loan Trust, Series 2007-HE2, Cl. A2, 6.054%, 12/25/37[9]	$6,295	$6,227
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.332%, 7/25/35[9]	172,726	174,247
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.80% [US0001M+31], 7/25/35[2]	195,516	194,437
RAMP Trust:
Series 2005-RS2,Cl. M4, 3.21% [US0001M+72], 2/25/35[2]	4,469,000	4,465,531
Series 2005-RS6,Cl. M4, 3.465% [US0001M+97.5], 6/25/35[2]	5,700,000	5,704,326
Series 2006-EFC1,Cl. M2, 2.89% [US0001M+40], 2/25/36[2]	5,490,000	5,436,247
STACR Trust:
Series 2018-DNA2,Cl. M1, 3.29% [US0001M+80], 12/25/30[2,3]	2,565,000	2,566,091
Series 2018-DNA3,Cl. M1, 3.24% [US0001M+75], 9/25/48[2,3]	490,000	489,571
Series 2018-DNA3,Cl. M2, 4.59% [US0001M+210], 9/25/48[2,3]	1,825,000	1,806,108
Series 2018-HRP2,Cl. M2, 3.74% [US0001M+125], 2/25/47[2,3]	1,470,000	1,477,959
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2,Cl. M2, 6.74% [US0001M+425], 11/25/23[2]	1,450,598	1,596,326
Series 2014-DN1,Cl. M2, 4.69% [US0001M+220], 2/25/24[2]	255,921	261,201
Series 2014-DN1,Cl. M3, 6.99% [US0001M+450], 2/25/24[2]	1,180,000	1,325,371
Series 2014-DN2,Cl. M3, 6.09% [US0001M+360], 4/25/24[2]	1,835,000	1,989,187
Series 2014-HQ2,Cl. M3, 6.24% [US0001M+375], 9/25/24[2]	2,270,000	2,533,997
Series 2015-HQA2,Cl. M2, 5.29% [US0001M+280], 5/25/28[2]	133,829	136,663
Series 2016-DNA1,Cl. M2, 5.39% [US0001M+290], 7/25/28[2]	337,618	343,749
Series 2016-DNA4,Cl. M3, 6.29% [US0001M+380], 3/25/29[2]	2,290,000	2,533,848
Series 2016-HQA3,Cl. M3, 6.34% [US0001M+385], 3/25/29[2]	765,000	849,724
Series 2016-HQA4,Cl. M3, 6.39% [US0001M+390], 4/25/29[2]	2,270,000	2,527,504
Series 2017-HQA1,Cl. M1, 3.69% [US0001M+120], 8/25/29[2]	2,874,518	2,883,951
Series 2017-HQA2,Cl. M1, 3.29% [US0001M+80], 12/25/29[2]	1,007,079	1,007,382
Series 2018-DNA1,Cl. M1, 2.94% [US0001M+45], 7/25/30[2]	4,025,808	4,010,402
Series 2018-DNA1,Cl. M2, 4.29% [US0001M+180], 7/25/30[2]	3,145,000	3,096,002
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007- GEL2, Cl. A2, 2.81% [US0001M+32], 5/25/37[2,3]	5,159,714	5,140,157
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10,Cl. A7, 4.482%, 10/25/33[9]	310,123	315,175
Series 2005-AR14,Cl. 1A4, 4.20%, 12/25/35[9]	398,509	394,719
Series 2005-AR16,Cl. 1A1, 4.26%, 12/25/35[9]	458,168	458,124
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15,Cl. 1A2, 4.669%, 9/25/35[9]	643,599	629,270
Series 2005-AR15,Cl. 1A6, 4.669%, 9/25/35[9]	329,374	319,205
Series 2005-AR4,Cl. 2A2, 4.847%, 4/25/35[9]	1,505,458	1,522,058
Series 2006-AR10,Cl. 1A1, 4.588%, 7/25/36[9]	239,264	240,319
Series 2006-AR10,Cl. 5A5, 4.426%, 7/25/36[9]	1,086,919	1,089,576
Series 2006-AR2,Cl. 2A3, 4.938%, 3/25/36[9]	142,800	145,075
Series 2006-AR7,Cl. 2A4, 4.339%, 5/25/36[9]	137,646	141,379
Series 2007-16,Cl. 1A1, 6.00%, 12/28/37	134,464	133,584
		89,935,277
Total Mortgage-Backed Obligations (Cost $460,352,746)		464,471,851

25 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U.S. Government Obligation—0.2%
United States Treasury Nts., 1.50%, 5/31/19[10,11] (Cost $4,531,518)	$4,530,000	$4,518,764
Non-Convertible Corporate Bonds and Notes—23.5%
Consumer Discretionary—3.2%
Automobiles—0.7%
Daimler Finance North America LLC, 3.75% Sr. Unsec. Nts., 11/5/21[3]	1,903,000	1,919,352
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	581,000	573,649
General Motors Financial Co., Inc.:
4.15% Sr. Unsec. Nts., 6/19/23	1,931,000	1,937,770
4.20% Sr. Unsec. Nts., 11/6/21	1,772,000	1,795,880
Harley-Davidson Financial Services, Inc., 2.40% Sr. Unsec. Nts., 6/15/20[3]	2,326,000	2,285,166
Hyundai Capital America:
1.75% Sr. Unsec. Nts., 9/27/19[3]	1,746,000	1,732,024
4.125% Sr. Unsec. Nts., 6/8/23[3]	2,263,000	2,266,901
Nissan Motor Acceptance Corp., 3.65% Sr. Unsec. Nts., 9/21/21[3]	2,187,000	2,178,298
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec. Nts., 11/12/21[3]	2,129,000	2,157,660
		16,846,700
Diversified Consumer Services—0.1%
Service Corp. International, 4.625% Sr. Unsec. Nts., 12/15/27	2,213,000	2,193,636
Entertainment—0.2%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	856,000	928,760
Fox Corp., 3.666% Sr. Unsec. Nts., 1/25/22[3]	1,620,000	1,639,946
Viacom, Inc., 4.375% Sr. Unsec. Nts., 3/15/43	725,000	625,900
		3,194,606
Hotels, Restaurants & Leisure—0.2%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[3]	2,036,000	2,076,720
Royal Caribbean Cruises Ltd., 2.65% Sr. Unsec. Nts., 11/28/20	2,086,000	2,065,092
		4,141,812
Household Durables—0.4%
DR Horton, Inc., 2.55% Sr. Unsec. Nts., 12/1/20	2,284,000	2,256,387
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	2,323,000	2,341,148
Newell Brands, Inc.:
5.00% Sr. Unsec. Nts., 11/15/23	1,142,000	1,141,598
5.50% Sr. Unsec. Nts., 4/1/46	695,000	604,727
PulteGroup, Inc., 5.00% Sr. Unsec. Nts., 1/15/27	1,562,000	1,501,473
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	1,720,000	1,732,900
4.875% Sr. Unsec. Nts., 3/15/27	485,000	477,725
		10,055,958
Internet & Catalog Retail—0.2%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	699,000	796,844

26 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Internet & Catalog Retail (Continued)
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	$3,340,000	$3,252,862
		4,049,706
Media—0.7%
CBS Corp., 4.20% Sr. Unsec. Nts., 6/1/29[8]	1,037,000	1,022,830
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47	414,000	393,158
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	2,206,000	2,691,615
Comcast Corp.:
3.95% Sr. Unsec. Nts., 10/15/25	1,476,000	1,522,616
4.00% Sr. Unsec. Nts., 3/1/48	575,000	538,445
Interpublic Group of Cos., Inc. (The):
3.75% Sr. Unsec. Nts., 10/1/21	1,777,000	1,794,638
4.20% Sr. Unsec. Nts., 4/15/24	2,250,000	2,270,454
Sky Ltd., 3.75% Sr. Unsec. Nts., 9/16/24[3]	1,104,000	1,122,645
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	751,000	632,407
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[3]	2,185,000	2,199,705
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	2,209,000	2,127,940
		16,316,453
Specialty Retail—0.5%
AutoNation, Inc., 5.50% Sr. Unsec. Nts., 2/1/20	2,080,000	2,126,109
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	412,000	411,422
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	2,216,000	2,304,664
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	2,023,000	2,063,460
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.65% Sr. Unsec. Nts., 7/29/21[3]	722,000	726,506
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,328,000	2,330,022
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	2,318,000	1,987,685
		11,949,868
Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[3]	2,178,000	2,156,220
Levi Strauss & Co., 5.00% Sr. Unsec. Nts., 5/1/25	2,059,000	2,110,475
		4,266,695
Consumer Staples—1.9%
Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	1,355,000	1,822,723
Bacardi Ltd., 4.70% Sr. Unsec. Nts., 5/15/28[3]	1,181,000	1,145,996
Keurig Dr Pepper, Inc., 4.057% Sr. Unsec. Nts., 5/25/23[3]	2,091,000	2,115,427
Molson Coors Brewing Co., 2.10% Sr. Unsec. Nts., 7/15/21	2,199,000	2,140,586
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[3]	1,970,000	2,030,350
		9,255,082
Food & Staples Retailing—0.1%
Alimentation Couche-Tard, Inc., 2.35% Sr. Unsec. Nts., 12/13/19[3]	2,505,000	2,492,204

27 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food & Staples Retailing (Continued)
Kroger Co. (The), 4.45% Sr. Unsec. Nts., 2/1/47	$642,000	$568,209
		3,060,413
Food Products—1.0%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	1,427,000	1,258,888
3.50% Sr. Unsec. Nts., 11/24/20	2,042,000	2,040,285
Campbell Soup Co., 3.30% Sr. Unsec. Nts., 3/15/21	2,322,000	2,319,614
Conagra Brands, Inc.:
3.80% Sr. Unsec. Nts., 10/22/21	1,707,000	1,722,727
4.60% Sr. Unsec. Nts., 11/1/25	2,139,000	2,173,278
Kraft Heinz Foods Co.:
2.80% Sr. Unsec. Nts., 7/2/20	2,221,000	2,210,049
4.375% Sr. Unsec. Nts., 6/1/46	1,331,000	1,104,769
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[3]	2,087,000	2,100,044
Mondelez International Holdings Netherlands BV, 2.00% Sr. Unsec. Nts., 10/28/21[3]	2,275,000	2,203,624
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts., 1/31/20[3]	1,001,000	992,761
3.35% Sr. Unsec. Nts., 2/1/22[3]	1,232,000	1,186,698
Tyson Foods, Inc.:
3.90% Sr. Unsec. Nts., 9/28/23	1,820,000	1,848,180
5.10% Sr. Unsec. Nts., 9/28/48	573,000	555,558
		21,716,475
Tobacco—0.4%
Altria Group, Inc., 3.49% Sr. Unsec. Nts., 2/14/22	1,347,000	1,355,822
BAT Capital Corp.:
2.297% Sr. Unsec. Nts., 8/14/20	2,410,000	2,375,763
3.557% Sr. Unsec. Nts., 8/15/27	1,257,000	1,150,013
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[3]	2,197,000	2,202,668
Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts., 7/21/20[3]	1,600,000	1,588,297
		8,672,563
Energy—2.4%
Energy Equipment & Services—0.1%
Halliburton Co., 5.00% Sr. Unsec. Nts., 11/15/45	461,000	476,758
Schlumberger Holdings Corp., 4.00% Sr. Unsec. Nts., 12/21/25[3]	1,351,000	1,363,809
		1,840,567
Oil, Gas & Consumable Fuels—2.3%
Anadarko Petroleum Corp., 4.50% Sr. Unsec. Nts., 7/15/44	431,000	390,602
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25% Sr. Unsec. Nts., 12/1/27	1,253,000	1,233,995
Apache Corp., 4.375% Sr. Unsec. Nts., 10/15/28	1,683,000	1,656,477
Columbia Pipeline Group, Inc., 3.30% Sr. Unsec. Nts., 6/1/20	2,069,000	2,072,240
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	414,000	407,447
Energy Transfer LP, 4.25% Sr. Sec. Nts., 3/15/23	1,755,000	1,781,676
Energy Transfer Operating LP, 5.30% Sr. Unsec. Nts., 4/15/47	638,000	603,976

28 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	$541,000	$554,059
4.90% Sr. Unsec. Nts., 5/15/46	271,000	279,853
EQT Corp., 2.50% Sr. Unsec. Nts., 10/1/20	2,304,000	2,263,961
Kinder Morgan Energy Partners LP, 5.80% Sr. Unsec. Nts., 3/1/21	887,000	929,645
Kinder Morgan, Inc., 5.20% Sr. Unsec. Nts., 3/1/48	1,431,000	1,450,570
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20[3]	16,315,000	16,875,583
Marathon Petroleum Corp., 3.80% Sr. Unsec. Nts., 4/1/28[4]	898,000	867,021
ONEOK Partners LP, 8.625% Sr. Unsec. Nts., 3/1/19	1,389,000	1,389,000
Pioneer Natural Resources Co., 3.45% Sr. Unsec. Nts., 1/15/21	2,375,000	2,379,054
Resolute Energy Corp., 8.50% Sr. Unsec. Nts., 5/1/20	12,800,000	12,848,000
Sabine Pass Liquefaction LLC:
4.20% Sr. Sec. Nts., 3/15/28	1,232,000	1,214,068
5.625% Sr. Sec. Nts., 2/1/21	1,779,000	1,840,622
Sunoco Logistics Partners Operations LP, 4.00% Sr. Unsec. Nts., 10/1/27	1,356,000	1,302,490
Williams Cos., Inc. (The), 3.70% Sr. Unsec. Unsub. Nts., 1/15/23	2,245,000	2,245,041
		54,585,380
Financials—8.5%
Capital Markets—2.4%
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[3]	877,000	835,190
Brookfield Asset Management, Inc., 4.00% Sr. Unsec. Nts., 1/15/25	1,851,000	1,832,297
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	1,389,000	1,389,408
Credit Suisse Group AG, 3.869% [US0003M+141] Sr. Unsec. Nts., 1/12/29[2,3]	1,396,000	1,344,201
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	1,064,000	1,091,124
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[2,12]	2,004,000	1,978,950
Goldman Sachs Capital II, 4.00% [US0003M+76.75] Jr. Sub. Perpetual Bonds[2,12]	296,000	225,397
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	1,238,000	1,192,405
3.75% Sr. Unsec. Nts., 2/25/26	1,223,000	1,209,103
3.814% [US0003M+115.8] Sr. Unsec. Nts., 4/23/29[2]	1,965,000	1,914,487
4.017% [US0003M+137.3] Sr. Unsec. Nts., 10/31/38[2]	946,000	877,019
5.375% [US0003M+392.2] Jr. Sub. Perpetual Bonds[2,12]	16,468,000	16,597,191
5.70% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L2,12	11,792,000	11,806,740
Morgan Stanley:
4.431% [US0003M+162.8] Sr. Unsec. Nts., 1/23/30[2]	2,963,000	3,063,066
5.00% Sub. Nts., 11/24/25	1,690,000	1,778,127
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[3]	2,088,000	2,093,220
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts., 5/8/32[2]	751,000	716,024
Plains All American Pipeline LP/PAA Finance Corp., 4.50% Sr. Unsec. Nts., 12/15/26	1,251,000	1,251,506
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	1,000,000	955,412
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	1,229,000	1,201,158

29 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Capital Markets (Continued)
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[3]	$1,155,000	$1,173,214
4.253% Sr. Unsec. Nts., 3/23/28[3]	943,000	958,440
		55,483,679
Commercial Banks—4.1%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts., 3/27/28[2,13]	2,400,000	2,385,002
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	1,701,000	1,629,403
3.366% [US0003M+81] Sr. Unsec. Nts., 1/23/26[2]	1,965,000	1,934,352
3.824% [US0003M+157.5] Sr. Unsec. Nts., 1/20/28[2]	1,353,000	1,348,083
4.271% [US0003M+131] Sr. Unsec. Nts., 7/23/29[2]	810,000	832,217
6.25% [US0003M+370.5] Jr. Sub. Perpetual Bonds[2,12]	28,813,000	30,497,264
7.75% Jr. Sub. Nts., 5/14/38	1,490,000	2,024,270
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts., 11/25/23[3]	1,764,000	1,758,928
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts., 2/5/24	1,608,000	1,602,613
BNP Paribas SA:
4.40% Sr. Unsec. Nts., 8/14/28[3]	900,000	905,696
4.625% Sub. Nts., 3/13/27[3]	1,230,000	1,227,736
BPCE SA, 4.50% Sub. Nts., 3/15/25[3]	1,206,000	1,199,134
Citigroup, Inc.:
4.075% [US0003M+119.2] Sr. Unsec. Nts., 4/23/29[2]	1,856,000	1,872,975
4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[2]	1,465,000	1,460,431
4.75% Sub. Nts., 5/18/46	910,000	898,370
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts., 5/26/22	471,000	461,832
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	1,834,000	1,790,838
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[3]	1,996,000	1,994,577
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	1,040,000	1,039,221
First Republic Bank, 4.375% Sub. Nts., 8/1/46	942,000	876,044
Fortis, Inc., 3.055% Sr. Unsec. Nts., 10/4/26	1,298,000	1,213,291
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts., 5/18/24[2]	739,000	746,575
4.041% [US0003M+154.6] Sr. Unsec. Nts., 3/13/28[2]	923,000	912,541
4.583% [US0003M+153.46] Sr. Unsec. Nts., 6/19/29[2]	1,227,000	1,258,451
Huntington Bancshares, Inc., 4.00% Sr. Unsec. Nts., 5/15/25	2,275,000	2,326,131
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[2]	1,662,000	1,631,547
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[2]	3,065,000	3,062,850
3.797% [US0003M+89] Sr. Unsec. Nts., 7/23/24[2]	2,242,000	2,275,575
KeyCorp, 4.15% Sr. Unsec. Nts., 10/29/25	721,000	745,138
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[2,3,12]	1,913,000	1,946,477
Nordea Bank Abp, 4.625% [USSW5+169] Sub. Nts., 9/13/33[2,3]	791,000	786,093
PNC Bank NA, 4.05% Sub. Nts., 7/26/28	1,580,000	1,631,088
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	1,742,000	1,694,282
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	1,285,000	1,259,725
Royal Bank of Canada, 3.70% Sr. Unsec. Nts., 10/5/23	1,939,000	1,974,169

30 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial Banks (Continued)
SunTrust Bank (Atlanta GA):
3.30% Sub. Nts., 5/15/26	$812,000	$790,835
4.05% Sr. Unsec. Nts., 11/3/25	959,000	995,878
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	1,154,000	1,116,495
US Bancorp, 3.10% Sub. Nts., 4/27/26	1,468,000	1,439,035
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[2]	1,632,000	1,612,130
4.75% Sub. Nts., 12/7/46	1,024,000	1,035,407
Wells Fargo Bank NA, 3.271% [US0003M+51] Sr. Unsec. Nts., 10/22/21[2]	7,847,000	7,854,001
		96,046,700
Consumer Finance—0.2%
Capital One Financial Corp.:
3.75% Sr. Unsec. Nts., 3/9/27	761,000	730,723
3.90% Sr. Unsec. Nts., 1/29/24	1,022,000	1,027,977
Discover Bank, 4.65% Sr. Unsec. Nts., 9/13/28	817,000	829,129
Discover Financial Services, 3.75% Sr. Unsec. Nts., 3/4/25	926,000	903,930
Synchrony Financial, 4.25% Sr. Unsec. Nts., 8/15/24	1,636,000	1,605,107
		5,096,866
Diversified Financial Services—0.2%
Berkshire Hathaway Energy Co., 3.80% Sr. Unsec. Nts., 7/15/48	548,000	500,773
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[3]	909,000	903,602
Voya Financial, Inc., 5.65% [US0003M+358] Jr. Sub. Nts., 5/15/53[2]	2,045,000	2,028,364
		3,432,739
Insurance—1.2%
Aflac, Inc., 4.75% Sr. Unsec. Nts., 1/15/49	744,000	787,015
AXA Equitable Holdings, Inc., 4.35% Sr. Unsec. Nts., 4/20/28	1,066,000	1,049,931
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,165,000	1,185,062
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27	478,000	429,532
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	1,519,000	1,436,739
Hartford Financial Services Group, Inc. (The), 4.40% Sr. Unsec. Nts., 3/15/48	1,256,000	1,221,735
Lincoln National Corp., 3.80% Sr. Unsec. Nts., 3/1/28	1,230,000	1,210,132
Manulife Financial Corp., 4.061% [USISDA05+164.7] Sub. Nts., 2/24/32[2]	1,248,000	1,194,412
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	775,000	760,070
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39	10,900,000	16,263,127
Prudential Financial, Inc.:
4.35% Sr. Unsec. Nts., 2/25/50	809,000	795,872
5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[2]	1,618,000	1,604,207
5.375% [US0003M+303.1] Jr. Sub. Nts., 5/15/45[2]	426,000	427,502
		28,365,336
Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp.:
3.00% Sr. Unsec. Nts., 6/15/23	1,889,000	1,847,966

31 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
American Tower Corp.: (Continued)
4.00% Sr. Unsec. Nts., 6/1/25	$1,156,000	$1,167,795
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,354,000	1,391,569
Crown Castle International Corp., 3.65% Sr. Unsec. Nts., 9/1/27	1,156,000	1,110,953
Digital Realty Trust LP, 3.40% Sr. Unsec. Nts., 10/1/20	208,000	208,722
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26	1,960,000	2,058,000
VEREIT Operating Partnership LP, 4.625% Sr. Unsec. Nts., 11/1/25	1,979,000	2,017,904
		9,802,909

Health Care—1.8%
Biotechnology—0.4%
AbbVie, Inc.:
3.75% Sr. Unsec. Nts., 11/14/23	2,200,000	2,217,076
4.25% Sr. Unsec. Nts., 11/14/28	1,633,000	1,617,034
Amgen, Inc., 4.563% Sr. Unsec. Nts., 6/15/48	597,000	566,178
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	633,000	665,069
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	840,000	844,169
Shire Acquisitions Investments Ireland DAC, 2.40% Sr. Unsec. Nts., 9/23/21	2,299,000	2,248,317
		8,157,843

Health Care Equipment & Supplies—0.2%
Becton Dickinson & Co., 3.70% Sr. Unsec. Nts., 6/6/27	1,741,000	1,688,275
Boston Scientific Corp., 4.00% Sr. Unsec. Nts., 3/1/28	1,980,000	1,991,880
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[3]	2,049,000	2,023,387
		5,703,542

Health Care Providers & Services—0.5%
Cigna Corp., 3.75% Sr. Sec. Nts., 7/15/23[3]	1,710,000	1,731,872
Cigna Holding Co., 5.125% Sr. Unsec. Nts., 6/15/20	2,090,000	2,142,018
CVS Health Corp.:
2.125% Sr. Unsec. Nts., 6/1/21	2,440,000	2,380,958
5.05% Sr. Unsec. Nts., 3/25/48	1,918,000	1,903,449
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[3]	1,910,000	2,006,294
McKesson Corp., 3.65% Sr. Unsec. Nts., 11/30/20	1,961,000	1,974,853
		12,139,444

Life Sciences Tools & Services—0.2%
IQVIA, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[3]	2,095,000	2,139,519
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	1,799,000	1,848,422
Thermo Fisher Scientific, Inc., 4.15% Sr. Unsec. Nts., 2/1/24	904,000	934,051
		4,921,992

Pharmaceuticals—0.5%
Allergan Funding SCS, 3.00% Sr. Unsec. Nts., 3/12/20	2,382,000	2,381,308
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts., 12/15/23[3]	2,244,000	2,239,078
Elanco Animal Health, Inc., 4.90% Sr. Unsec. Nts., 8/28/28[3]	974,000	1,010,009
Mylan NV, 3.15% Sr. Unsec. Nts., 6/15/21	2,165,000	2,141,844

32 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Pharmaceuticals (Continued)
Takeda Pharmaceutical Co. Ltd.:
4.00% Sr. Unsec. Nts., 11/26/21[3]	$1,918,000	$1,951,271
5.00% Sr. Unsec. Nts., 11/26/28[3]	1,097,000	1,148,994
		10,872,504

Industrials—1.3%
Aerospace & Defense—0.4%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[3]	1,681,000	1,676,854
Huntington Ingalls Industries, Inc., 3.483% Sr. Unsec. Nts., 12/1/27	1,182,000	1,135,583
L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 6/15/23	2,257,000	2,291,117
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	1,295,000	1,358,818
United Technologies Corp.:
3.35% Sr. Unsec. Nts., 8/16/21	548,000	553,538
3.95% Sr. Unsec. Nts., 8/16/25	1,370,000	1,397,845
		8,413,755

Air Freight & Couriers—0.0%
FedEx Corp., 3.40% Sr. Unsec. Nts., 1/14/22	687,000	693,219

Building Products—0.2%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27	1,875,000	1,735,360
Fortune Brands Home & Security, Inc., 4.00% Sr. Unsec. Nts., 9/21/23	2,100,000	2,128,306
		3,863,666

Electrical Equipment—0.1%
Sensata Technologies BV:
4.875% Sr. Unsec. Nts., 10/15/23[3]	1,258,000	1,297,312
5.625% Sr. Unsec. Nts., 11/1/24[3]	826,000	870,398
		2,167,710

Industrial Conglomerates—0.1%
GE Capital International Funding Co. Unlimited Co., 3.373% Sr. Unsec. Nts., 11/15/25	735,000	707,501
Roper Technologies, Inc., 3.65% Sr. Unsec. Nts., 9/15/23	2,215,000	2,226,564
		2,934,065

Machinery—0.1%
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19	274,000	272,450
nVent Finance Sarl, 4.55% Sr. Unsec. Nts., 4/15/28	1,210,000	1,183,232
		1,455,682

Professional Services—0.0%
IHS Markit Ltd., 4.125% Sr. Unsec. Nts., 8/1/23	1,409,000	1,413,579

Road & Rail—0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[3]	1,770,000	1,643,035

33 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail (Continued)
Ryder System, Inc.:
3.50% Sr. Unsec. Nts., 6/1/21	$530,000	$532,506
3.75% Sr. Unsec. Nts., 6/9/23	2,251,000	2,265,694
		4,441,235

Trading Companies & Distributors—0.2%
Air Lease Corp.:
3.25% Sr. Unsec. Nts., 3/1/25	737,000	697,755
3.625% Sr. Unsec. Nts., 4/1/27	763,000	697,120
GATX Corp., 3.50% Sr. Unsec. Nts., 3/15/28	1,288,000	1,194,067
Mitsubishi UFJ Financial Group, Inc., 3.741% Sr. Unsec. Nts., 3/7/29[8]	1,265,000	1,267,601
United Rentals North America, Inc., 4.625% Sr. Unsec. Nts., 10/15/25	1,228,000	1,197,300
		5,053,843

Information Technology—1.1%
Communications Equipment—0.1%
Motorola Solutions, Inc., 4.60% Sr. Unsec. Nts., 2/23/28	1,747,000	1,714,096

Electronic Equipment, Instruments, & Components—0.1%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	1,701,000	1,590,522
CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	368,000	385,480
Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	1,745,000	1,738,431
		3,714,433

IT Services—0.3%
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	1,678,000	1,671,845
4.75% Sr. Unsec. Nts., 4/15/27	1,687,000	1,685,108
Fidelity National Information Services, Inc., 4.25% Sr. Unsec. Nts., 5/15/28	1,166,000	1,168,389
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	1,285,000	1,273,756
5.25% Sr. Unsec. Nts., 4/1/25	710,000	740,175
		6,539,273

Semiconductors & Semiconductor Equipment—0.2%
Microchip Technology, Inc., 3.922% Sr. Sec. Nts., 6/1/21[3]	2,288,000	2,281,840
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[3]	2,080,000	2,100,072
		4,381,912

Software—0.3%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	708,000	719,182
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[3]	1,864,000	1,898,738
6.02% Sr. Sec. Nts., 6/15/26[3]	1,460,000	1,549,718
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[3]	1,025,000	1,057,031

34 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Software (Continued)
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	$161,000	$159,181
3.90% Sr. Unsec. Nts., 8/21/27	1,151,000	1,074,968
		6,458,818

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,215,000	1,263,920
Hewlett Packard Enterprise Co., 3.60% Sr. Unsec. Nts., 10/15/20	2,356,000	2,369,630
		3,633,550

Materials—1.0%
Chemicals—0.5%
Dow Chemical Co. (The), 4.55% Sr. Unsec. Nts., 11/30/25[3]	1,419,000	1,468,334
DowDuPont, Inc., 5.419% Sr. Unsec. Nts., 11/15/48	818,000	879,249
Eastman Chemical Co., 3.50% Sr. Unsec. Nts., 12/1/21	889,000	896,447
Nutrien Ltd.:
3.375% Sr. Unsec. Nts., 3/15/25	1,958,000	1,876,205
4.875% Sr. Unsec. Nts., 3/30/20	304,000	308,616
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	2,001,000	2,056,027
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	1,939,000	1,907,522
6.125% Sr. Unsec. Nts., 10/15/19	1,261,000	1,283,158
Yara International ASA, 4.75% Sr. Unsec. Nts., 6/1/28[3]	1,133,000	1,142,258
		11,817,816

Construction Materials—0.1%
James Hardie International Finance DAC, 4.75% Sr. Unsec. Nts., 1/15/25[3]	1,261,000	1,223,170
Martin Marietta Materials, Inc., 3.50% Sr. Unsec. Nts., 12/15/27	1,177,000	1,092,636
		2,315,806

Containers & Packaging—0.2%
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	525,000	521,885
4.50% Sr. Unsec. Nts., 11/1/23	1,465,000	1,521,689
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25	1,855,000	1,827,175
		3,870,749

Metals & Mining—0.2%
Anglo American Capital plc, 3.625% Sr. Unsec. Nts., 9/11/24[3]	582,000	566,051
ArcelorMittal, 6.125% Sr. Unsec. Nts., 6/1/25	1,855,000	2,029,417
Steel Dynamics, Inc., 4.125% Sr. Unsec. Nts., 9/15/25	2,093,000	2,045,573
		4,641,041

Paper & Forest Products—0.0%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	1,231,000	1,215,613

35 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Telecommunication Services—1.2%
Diversified Telecommunication Services—0.6%
AT&T, Inc.:
4.30% Sr. Unsec. Nts., 2/15/30	$1,849,000	$1,815,748
4.35% Sr. Unsec. Nts., 6/15/45	546,000	477,738
4.50% Sr. Unsec. Nts., 3/9/48	980,000	878,714
British Telecommunications plc:
4.50% Sr. Unsec. Nts., 12/4/23	1,377,000	1,421,271
9.625% Sr. Unsec. Nts., 12/15/30	1,776,000	2,482,802
Deutsche Telekom International Finance BV, 4.375% Sr. Unsec. Nts., 6/21/28[3]	956,000	968,564
Telefonica Emisiones SA:
4.103% Sr. Unsec. Nts., 3/8/27	561,000	552,244
5.213% Sr. Unsec. Nts., 3/8/47	818,000	784,798
T-Mobile USA, Inc., 6.50% Sr. Unsec. Nts., 1/15/26	1,906,000	2,039,420
Verizon Communications, Inc.:
4.125% Sr. Unsec. Nts., 8/15/46	952,000	872,967
4.522% Sr. Unsec. Nts., 9/15/48	1,133,000	1,113,591
		13,407,857

Wireless Telecommunication Services—0.6%
United States Cellular Corp., 6.70% Sr. Unsec. Nts., 12/15/33	11,700,000	12,460,500
Vodafone Group plc, 3.75% Sr. Unsec. Nts., 1/16/24	2,269,000	2,263,098
		14,723,598

Utilities—1.1%
Electric Utilities—0.7%
AEP Texas, Inc., 3.95% Sr. Unsec. Nts., 6/1/28[3]	1,166,000	1,183,063
Duke Energy Corp., 3.75% Sr. Unsec. Nts., 9/1/46	470,000	421,851
Edison International:
2.125% Sr. Unsec. Nts., 4/15/20	868,000	850,845
2.95% Sr. Unsec. Nts., 3/15/23	1,392,000	1,292,371
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[3]	1,587,000	1,549,229
Electricite de France SA, 4.50% Sr. Unsec. Nts., 9/21/28[3]	1,129,000	1,146,838
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	1,206,000	1,184,576
Exelon Corp.:
2.45% Sr. Unsec. Nts., 4/15/21	1,131,000	1,109,165
4.45% Sr. Unsec. Nts., 4/15/46	568,000	553,981
FirstEnergy Corp., 3.90% Sr. Unsec. Nts., 7/15/27	1,195,000	1,184,285
Mid-Atlantic Interstate Transmission LLC, 4.10% Sr. Unsec. Nts., 5/15/28[3]	1,129,000	1,127,410
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[3]	2,079,000	2,050,414
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[3]	2,159,000	2,218,003
TECO Finance, Inc., 5.15% Sr. Unsec. Nts., 3/15/20	1,086,000	1,108,372
		16,980,403

36 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Independent Power and Renewable Electricity Producers—0.0%
PSEG Power LLC, 3.00% Sr. Unsec. Nts., 6/15/21	$104,000	$103,064

Multi-Utilities—0.4%
CenterPoint Energy Resources Corp., 4.50% Sr. Unsec. Nts., 1/15/21	820,000	837,643
CenterPoint Energy, Inc.:
3.60% Sr. Unsec. Nts., 11/1/21	1,366,000	1,376,748
4.25% Sr. Unsec. Nts., 11/1/28	1,008,000	1,018,426
Dominion Energy, Inc.:
2.579% Jr. Sub. Nts., 7/1/20	2,122,000	2,101,149
4.90% Sr. Unsec. Nts., 8/1/41	857,000	878,256
Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	1,897,000	1,879,586
		8,091,808
Total Non-Convertible Corporate Bonds and Notes (Cost $545,843,504)		546,216,059
Corporate Loans—4.6%
Axalta Coating Systems US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.553% [LIBOR4+175], 6/1/24[2,8]	19,403,321	19,245,766
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.553% [LIBOR4+175], 10/6/23[2,8]	19,220,000	19,240,181
Hilton Worldwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.24% [LIBOR12+175], 10/25/23[2]	10,801,268	10,814,229
Live Nation Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.25% [LIBOR4+175], 10/31/23[2,8]	14,568,020	14,522,495
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.763% [LIBOR12+325], 10/25/20[2]	3,216,880	2,963,824
On Semiconductor Corp., Sr. Sec. Credit Faciilities 1st Lien Term Loan, Tranche B3, 4.249% 3/31/23[8,9]	9,110,000	9,098,613
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche F, 4.993%-4.993% [LIBOR12+250], 6/9/23[2,8]	2,058,060	2,037,129
Tranche G, 4.993%-4.993% [LIBOR4+250], 8/22/24[2]	11,812,782	11,670,438
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.33% 12/14/23[8,9]	3,800,000	3,802,774
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.749% [LIBOR12+225], 12/14/23[2]	13,444,514	13,454,328
Total Corporate Loans (Cost $107,505,474)		106,849,777
Event-Linked Bonds—1.3%
Acorn Re Ltd. Catastrophe Linked Nts., 5.329% [US0003M+275], 11/10/21[2,3]	2,250,000	2,245,837
Akibare Re Ltd.:
4.684% [US0003M+190], 4/7/22[2,3]	250,000	247,637
4.781% [US0006M+234], 4/7/20[2,3]	2,250,000	1,530,000
Alamo Re Ltd. Catastrophe Linked Nts., 5.688% [T-BILL 1MO+325], 6/7/21[2,3]	1,375,000	1,362,831
Aozora Re Ltd. Catastrophe Linked Nts., 4.323% [US0006M+200], 4/7/21[2,3]	2,250,000	2,240,887
Atmos RE Dac Catastrophe Linked Nts., 4.50% [EUR003M+450], 2/14/22[2,3]	1,000,000	1,137,336

37 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Event-Linked Bonds (Continued)
Cranberry Re Ltd. Catastrophe Linked Nts., 4.334% [US0006M+200], 7/13/20[2,3]	$2,250,000	$2,250,787
Golden State RE II Ltd. Catastrophe Linked Nts., 4.989% [US0003M+220], 1/8/23[2,3]	1,250,000	1,257,187
International Bank for Reconstruction & Development:
4.984% [US0003M+250], 2/15/21[2,3,13]	2,500,000	2,505,875
5.484% [US0003M+300], 2/15/21[2,3,13]	2,083,000	2,091,644
Kizuna Re II Ltd. Catastrophe Linked Nts., 4.31% [T-BILL 3MO+187.5], 4/11/23[2,3]	2,050,000	2,035,343
Long Point Re III Ltd. Catastrophe Linked Nts., 5.376% [T-BILL 3MO+275], 6/1/22[2,3]	2,250,000	2,257,313
Manatee Re II Ltd. Catastrophe Linked Nts., 6.685% [T-BILL 3MO+425], 6/7/21[2,3]	1,750,000	1,751,838
Merna Re Ltd.:
4.435% [T-BILL 3MO+200], 4/8/20[2,3]	750,000	752,063
4.435% [T-BILL 3MO+200], 4/8/21[2,3]	1,100,000	1,104,125
4.685% [T-BILL 3MO+225], 4/8/19[2,3]	250,000	250,888
Nakama Re Ltd. Catastrophe Linked Nts., 4.429% [US0006M+220], 10/13/21[2,3]	2,250,000	2,248,763
Pelican IV Re Ltd. Catastrophe Linked Nts., 4.689% [US0003M+225], 5/7/21[2,3]	2,000,000	1,983,500
SD Re Ltd. Catastrophe Linked Nts., 6.601% [US0003M+400], 10/19/21[2,3]	1,500,000	1,473,675
Total Event-Linked Bonds (Cost $31,612,202)		30,727,529
	Shares
Structured Securities—0.6%
Toronto-Dominion Bank (The), Enterprise Products Partners LP Equity Linked Nts., 5/30/19-11/20/19	13,944,000	14,255,212
Total Structured Securities (Cost $13,975,007)		14,255,212

		Exercise	Expiration	Notional Amount	Contracts
		Price	Date	(000’s)	(000’s)
Exchange-Traded Options Purchased—0.2%
S&P 500 Index Call[1]		USD 2,810.000	4/18/19	USD 76,295	USD 0[14]	1,032,706
S&P 500 Index Call[1]		USD 2,830.000	5/17/19	USD 73,789	USD 0[14]	1,173,950
S&P 500 Index Call[1]		USD 2,850.000	5/17/19	USD 71,004	USD 0[14]	887,400
Total Exchange-Traded Options Purchased (Cost $2,584,162)						3,094,056
	Counter- party	Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)
Over-the-Counter Option Purchased—0.0%
CNH Currency Put[1] (Cost $1,044,786)	GSCO-OT	CNH 6.869	8/27/19	CNH 397,000	CNH 275,000	272,800

38 OPPENHEIMER CAPITAL INCOME FUND

	Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Value
Over-the-Counter Interest Rate Swaptions Purchased—0.1%
Interest Rate Swap maturing 1/28/31 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.523%	1/26/21	JPY	1,744,000	$61,908
Interest Rate Swap maturing 12/16/30 Call[1]	BAC	Receive	Three-Month USD BBA LIBOR	2.619	12/14/20	USD	30,000	1,113,091
Interest Rate Swap maturing 4/30/31 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.485	4/27/21	JPY	5,250,000	275,178
Interest Rate Swap maturing 9/29/31 Call[1]	MSCO	Receive	Three-Month USD BBA LIBOR	3.253	10/21/21	USD	63,450	1,353,424
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $4,730,939)								2,803,601

	Shares	Value
Investment Companies—16.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.37%[15,16]	39,308,735	39,308,735
Oppenheimer Master Loan Fund, LLC[15]	15,497,138	271,250,257
Oppenheimer Ultra-Short Duration Fund, Cl. Y15	10,333,143	51,665,715
SPDR Gold Trust Exchange Traded Fund[1,17]	215,700	26,744,643
Total Investment Companies (Cost $402,116,847)		388,969,350
Total Investments, at Value (Cost $2,613,091,341)	111.2%	2,580,530,136
Net Other Assets (Liabilities)	(11.2)	(259,085,071)

Net Assets	100.0%	$2,321,445,065

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $285,441,538 or 12.30% of the Fund’s net assets at period end.

4. Restricted security. The aggregate value of restricted securities at period end was $2,369,959, which represents 0.10% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%, 7/15/22	1/30/2018	$1,505,788	$1,502,938	$(2,850)

39 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Marathon Petroleum Corp., 3.80% Sr. Unsec. Nts., 4/1/28	7/25/2018	$856,679	$867,021	$10,342

		$2,362,467	$2,369,959	$7,492

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,203,790 or 0.61% of the Fund’s net assets at period end.

6. Interest rate is less than 0.0005%.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $60,006 or less than 0.005% of the Fund’s net assets at period end.

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $1,367,599. See Note 6 of the accompanying Consolidated Notes.

11. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,378,087. See Note 6 of the accompanying Consolidated Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $6,982,521 or 0.30% of the Fund’s net assets at period end.

14. Number of contracts are less than 500.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2018	Gross Additions	Gross Reductions	Shares February 28, 2019
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	49,969,794	291,795,834	302,456,893	39,308,735
Oppenheimer Master Loan Fund, LLC	15,497,138	—	—	15,497,138

40 OPPENHEIMER CAPITAL INCOME FUND

Footnotes to Consolidated Statement of Investments (continued)

	Shares August 31, 2018	Gross Additions		Gross Reductions		Shares February 28, 2019
Oppenheimer Ultra-Short Duration Fund, Cl. Y	27,727,533	54,122,354		71,516,744		10,333,143

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	$39,308,735	$467,345		$—		$—
Oppenheimer Master Loan Fund, LLC	271,250,257	8,322,200	[a]	1,022,097	[a]	(7,506,274)[a]
Oppenheimer Ultra-Short Duration Fund, Cl. Y	51,665,715	814,963		(148,561)		88,986

Total	$362,224,707	$9,604,508		$873,536		$(7,417,288)

a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

16. Rate shown is the 7-day yield at period end.

17. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

Forward Currency Exchange Contracts as of February 28, 2019
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BAC	03/2019	USD	12,390	COP	39,000,000	$—	$251,556
BOA	03/2019	USD	1,148	EUR	1,000	8,294	—
DEU	03/2019	USD	9,976	CAD	13,200	—	60,659
DEU	03/2019	USD	2,603	EUR	2,250	38,745	—
GSCO-OT	03/2019	EUR	2,250	USD	2,585	—	20,580
GSCO-OT	11/2019	USD	37,832	CNH	264,760	—	1,657,895

Total Unrealized Appreciation and Depreciation						$47,039	$1,990,690

Futures Contracts as of February 28, 2019
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)
Euro-BONO	Sell	3/7/19	72	EUR	11,740	$12,108,382	$(368,831)
Euro-BTP	Sell	3/7/19	178	EUR	24,966	25,964,251	(998,302)
Euro-BUND	Buy	3/7/19	235	EUR	43,536	44,187,485	651,949
Euro-OAT	Sell	3/7/19	71	EUR	12,198	12,348,043	(150,292)
S&P MID 400 E-Mini Index	Buy	3/15/19	61	USD	10,588	11,655,880	1,068,274
United States Treasury Long Bonds	Buy	6/19/19	79	USD	11,529	11,413,031	(115,978)
United States Treasury Nts., 10 yr.	Sell	6/19/19	1,451	USD	177,434	177,022,000	412,292
United States Treasury Nts., 2 yr.	Sell	6/28/19	305	USD	64,756	64,719,570	36,875

41 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Nts., 5 yr.	Sell	6/28/19	194	USD 22,266	$22,225,125	$40,392
United States Ultra Bonds	Buy	6/19/19	416	USD 67,348	66,391,000	(957,486)

						$(381,107)

Centrally Cleared Credit Default Swaps at February 28, 2019
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.HY.31	Buy	5.000%	12/20/23	USD	23,520	$1,494,957	$(1,703,206)	$(208,249)
CDX.HY.29	Buy	5.000	12/20/22	USD	1,470	109,858	(112,472)	(2,614)
CDX.HY.30	Buy	5.000	6/20/23	USD	19,110	1,299,905	(1,476,280)	(176,375)
CDX.IG.23	Sell	1.000	12/20/19	USD	25,000	(177,124)	198,970	21,846
CDX.IG.25	Sell	1.000	12/20/20	USD	4,800	(50,881)	67,842	16,961
CDX.IG.26	Sell	1.000	6/20/21	USD	6,400	(86,068)	115,571	29,503
CDX.IG.30	Sell	1.000	6/20/23	USD	900	(16,005)	18,625	2,620
CDX.IG.30	Sell	1.000	6/20/23	USD	4,900	(87,540)	101,401	13,861
CDX.NA.HY.25	Buy	5.000	12/20/20	USD	6,345	332,760	(375,585)	(42,825)
Federation of Malayasia	Buy	1.000	12/20/22	USD	33,400	495,512	(662,631)	(167,119)
Federation of Malayasia	Buy	1.000	12/20/22	USD	50,000	720,077	(991,963)	(271,886)
iTraxx.Main.27	Buy	1.000	6/20/22	EUR	32,500	775,487	(899,912)	(124,425)
iTraxx.Main.28	Buy	1.000	12/20/22	EUR	1,900	54,835	(52,944)	1,891
iTraxx.Main.29	Buy	1.000	6/20/23	EUR	2,400	45,742	(62,512)	(16,770)
The Neiman Marcus Group LLC	Buy	5.000	12/20/20	USD	3,095	179,341	178,392	357,733

Total Centrally Cleared Credit Default Swaps						$5,090,856	$(5,656,704)	$(565,848)

Over-the-Counter Credit Default Swaps at February 28, 2019
Reference Asset	Counter- party	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
BNP Paribas	GSCOI	Buy	1.000%	12/20/23	EUR	15,700	$(410,573)	$102,756	$(307,817)

42 OPPENHEIMER CAPITAL INCOME FUND

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Corporate Debt Indexes	$ 5,800,000	$—	BBB
Non-Investment Grade Corporate Debt Indexes	36,200,000	—	CCC+ to B

Total	$42,000,000	$—

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
MSCO	Morgan Stanley Capital Services, Inc.

Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar
CNH	Offshore Chinese Renminbi
COP	Columbian Peso
EUR	Euro
JPY	Japanese Yen

Definitions
BBA LIBOR	British Bankers’ Association London—Interbank Offered Rate
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
CDX.HY.29	Markit CDX High Yield Index
CDX.HY.30	Markit CDX High Yield Index
CDX.HY.31	Markit CDX High Yield Index
CDX.IG.23	Markit CDX Investment Grade Index
CDX.IG.25	Markit CDX Investment Grade Index
CDX.IG.26	Markit CDX Investment Grade Index
CDX.IG.30	Markit CDX Investment Grade Index
CDX.NA.HY.25	Markit CDX North American High Yield
EUR003M	EURIBOR 3 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate

43 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
iTraxx.Main.27	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx.Main.28	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx.Main.29	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR03M	ICE LIBOR USD 3 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR12	London Interbank Offered Rate-Monthly
MSCI	Morgan Stanley Capital International
OAT	French Government Bonds
S&P	Standard & Poor’s
T-BILL 1MO	US Treasury Bill 1 Month
T-BILL 3MO	US Treasury Bill 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

See accompanying Notes to Consolidated Financial Statements.

44 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES February 28, 2019 Unaudited

Assets
Investments, at value—see accompanying consolidated statement of investments:
Unaffiliated companies (cost $2,236,364,264)	$2,218,305,429
Affiliated companies (cost $376,727,077)	362,224,707

2,580,530,136

Cash	2,522,235

Cash used for collateral on futures	1,488,800

Cash used for collateral on centrally cleared swaps	8,922,857

Cash used for collateral on forward roll transactions	34,000

Unrealized appreciation on forward currency exchange contracts	47,039

Swaps, at value (premiums paid $410,573)	102,756

Centrally cleared swaps, at value (net premiums paid $238,277)	680,801

Receivables and other assets:
Investments sold (including $45,290,602 sold on a when-issued or delayed delivery basis)	63,924,852
Interest, dividends and principal paydowns	11,032,084
Shares of beneficial interest sold	2,539,740
Variation margin receivable	378,900
Other	322,180

Total assets	2,672,526,380

Liabilities
Unrealized depreciation on forward currency exchange contracts	1,990,690

Centrally cleared swaps, at value (premiums received $5,329,133)	6,337,505

Payables and other liabilities:
Investments purchased (including $329,646,819 purchased on a when-issued or delayed delivery basis)	340,086,114
Shares of beneficial interest redeemed	1,254,198
Variation margin payable	566,265
Distribution and service plan fees	335,256
Trustees’ compensation	216,767
Shareholder communications	6,799
Other	287,721

Total liabilities	351,081,315

Net Assets	$2,321,445,065

Composition of Net Assets
Par value of shares of beneficial interest	$232,534

Additional paid-in capital	2,419,619,437

Total accumulated loss	(98,406,906)

Net Assets	$2,321,445,065

45 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,383,598,073 and 137,881,871 shares of beneficial interest outstanding)	$10.03

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.64

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $296,503,224 and 30,596,639 shares of beneficial interest outstanding)	$9.69

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $123,349,091 and 12,298,074 shares of beneficial interest outstanding)	$10.03

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,977,491 and 7,079,934 shares of beneficial interest outstanding)	$9.88

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $448,017,186 and 44,677,355 shares of beneficial interest outstanding)	$10.03

See accompanying Notes to Consolidated Financial Statements.

46 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF

OPERATIONS For the Six Months Ended February 28, 2019 Unaudited

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$8,183,575
Dividends	138,625
Net expenses	(560,315)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	7,761,885

Investment Income
Interest (net of foreign withholding taxes of $6,159)	24,372,062

Fee income on when-issued securities	1,565,418

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $105,427)	11,953,565
Affiliated companies	1,282,308

Total investment income	39,173,353

Expenses
Management fees	6,387,634

Distribution and service plan fees:
Class A	1,592,671
Class C	1,502,794
Class R	173,413

Transfer and shareholder servicing agent fees:
Class A	1,351,008
Class C	293,440
Class I	18,591
Class R	68,291
Class Y	475,623

Shareholder communications:
Class A	20,816
Class C	4,091
Class I	135
Class R	636
Class Y	5,250

Custodian fees and expenses	78,932

Trustees’ compensation	41,418

Borrowing fees	31,881

Other	118,631

Total expenses	12,165,255
Less reduction to custodian expenses	(4,800)
Less waivers and reimbursements of expenses	(598,725)

Net expenses	11,561,730

Net Investment Income	35,373,508

47 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF

OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Unaffiliated companies	$(60,121,072)
Affiliated companies	(148,561)
Futures contracts	(8,813,963)
Foreign currency transactions	(57,634)
Forward currency exchange contracts	998,591
Swap contracts	1,687,282

Net realized gain allocated from Oppenheimer Master Loan Fund, LLC	1,022,097

Net realized loss	(65,433,260)

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	19,274,718
Affiliated companies	88,986
Translation of assets and liabilities denominated in foreign currencies	(22,750)
Forward currency exchange contracts	(2,033,424)
Futures contracts	(1,577,678)
Swap contracts	(4,123,039)

Net change in unrealized appreciation/(depreciation) allocated from Oppenheimer Master Loan Fund, LLC	(7,506,274)

Net change in unrealized appreciation/(depreciation)	4,100,539

Net Decrease in Net Assets Resulting from Operations	$(25,959,213)

1. The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 4 of the accompanying Consolidated Notes.

See accompanying Notes to Consolidated Financial Statements.

48 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[1]
Operations
Net investment income	$35,373,508	$72,882,265

Net realized gain (loss)	(65,433,260)	41,895,711

Net change in unrealized appreciation/(depreciation)	4,100,539	(12,548,596)

Net increase (decrease) in net assets resulting from operations	(25,959,213)	102,229,380

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(21,248,580)	(40,420,905)
Class B2	—	(39,050)
Class C	(3,522,525)	(6,992,077)
Class I	(2,180,310)	(3,139,141)
Class R	(986,975)	(1,660,873)
Class Y	(8,398,865)	(17,423,653)

Total dividends and distributions declared	(36,337,255)	(69,675,699)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(44,680,841)	(140,607,809)
Class B2	—	(4,927,477)
Class C	(17,693,455)	(57,291,954)
Class I	(4,485,589)	109,506,241
Class R	(2,546,510)	22,177,292
Class Y	(72,761,007)	(93,347,864)

Total beneficial interest transactions	(142,167,402)	(164,491,571)

Net Assets
Total decrease	(204,463,870)	(131,937,890)

Beginning of period	2,525,908,935	2,657,846,825

End of period	$2,321,445,065	$2,525,908,935

1. Prior period amounts have been conformed to current year presentation. See Notes to Consolidated Financial Statements, Note 2 – New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Consolidated Financial Statements.

49 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$10.28	$10.14	$9.84	$9.62	$10.03	$9.29

Income (loss) from investment operations:
Net investment income[2]	0.15	0.28	0.26	0.25	0.25	0.34
Net realized and unrealized gain (loss)	(0.25)	0.13	0.31	0.25	(0.35)	0.71

Total from investment operations	(0.10)	0.41	0.57	0.50	(0.10)	1.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.15)	(0.27)	(0.27)	(0.28)	(0.31)	(0.31)

Net asset value, end of period	$10.03	$10.28	$10.14	$9.84	$9.62	$10.03

Total Return, at Net Asset Value[3]	(0.94)%	4.10%	5.84%	5.31%	(1.07)%	11.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,383,598	$1,462,785	$1,584,024	$1,723,245	$1,735,068	$1,730,245

Average net assets (in thousands)	$1,396,473	$1,524,510	$1,662,753	$1,712,506	$1,764,700	$1,627,867

Ratios to average net assets:[4,5]
Net investment income	3.03%	2.79%	2.63%	2.66%	2.54%	3.55%
Expenses excluding specific expenses listed below	1.04%	1.04%	1.05%	1.05%	1.05%	1.04%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	1.04%	1.04%	1.05%	1.05%	1.05%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.99%	0.97%	0.99%	1.00%	0.99%	0.98%

Portfolio turnover rate[8]	32%	88%	92%	54%	79%	93%

50 OPPENHEIMER CAPITAL INCOME FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.05%
Year Ended August 31, 2018	1.06%
Year Ended August 31, 2017	1.07%
Year Ended August 31, 2016	1.07%
Year Ended August 31, 2015	1.07%
Year Ended August 29, 2014	1.06%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,084,769,197	$2,062,662,366
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479
Year Ended August 29, 2014	$2,958,051,509	$2,894,379,022

See accompanying Notes to Consolidated Financial Statements.

51 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$9.93	$9.81	$9.52	$9.32	$9.74	$9.03
Income (loss) from investment operations:
Net investment income[2]	0.11	0.20	0.18	0.17	0.17	0.26
Net realized and unrealized gain (loss)	(0.24)	0.11	0.30	0.24	(0.35)	0.69
Total from investment operations	(0.13)	0.31	0.48	0.41	(0.18)	0.95
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.11)	(0.19)	(0.19)	(0.21)	(0.24)	(0.24)
Net asset value, end of period	$9.69	$9.93	$9.81	$9.52	$9.32	$9.74

Total Return, at Net Asset Value[3]	(1.28)%	3.24%	5.13%	4.47%	(1.89)%	10.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$296,503	$321,786	$375,081	$420,117	$403,758	$296,136
Average net assets (in thousands)	$303,250	$350,563	$400,146	$413,522	$369,218	$230,619
Ratios to average net assets:[4,5]
Net investment income	2.26%	2.02%	1.87%	1.87%	1.75%	2.76%
Expenses excluding specific expenses listed below	1.81%	1.80%	1.81%	1.82%	1.81%	1.82%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.81%	1.80%	1.81%	1.82%	1.81%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.76%	1.73%	1.75%	1.76%	1.75%	1.76%
Portfolio turnover rate[8]	32%	88%	92%	54%	79%	93%

52 OPPENHEIMER CAPITAL INCOME FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.82%
Year Ended August 31, 2018	1.82%
Year Ended August 31, 2017	1.83%
Year Ended August 31, 2016	1.84%
Year Ended August 31, 2015	1.83%
Year Ended August 29, 2014	1.84%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,084,769,197	$2,062,662,366
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479
Year Ended August 29, 2014	$2,958,051,509	$2,894,379,022

See accompanying Notes to Consolidated Financial Statements.

53 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Period Ended August 29, 2014[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.27	$10.14	$9.84	$9.62	$10.03	$9.60
Income (loss) from investment operations:
Net investment income[3]	0.17	0.32	0.30	0.30	0.29	0.26
Net realized and unrealized gain (loss)	(0.24)	0.12	0.31	0.24	(0.35)	0.31
Total from investment operations	(0.07)	0.44	0.61	0.54	(0.06)	0.57
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.31)	(0.31)	(0.32)	(0.35)	(0.14)
Net asset value, end of period	$10.03	$10.27	$10.14	$9.84	$9.62	$10.03

Total Return, at Net Asset Value[4]	(0.63)%	4.44%	6.29%	5.78%	(0.65)%	6.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$123,349	$130,976	$20,176	$15,142	$12,625	$10,894
Average net assets (in thousands)	$124,907	$105,548	$16,342	$14,088	$12,629	$7,047
Ratios to average net assets:[5,6]
Net investment income	3.42%	3.19%	3.04%	3.08%	2.96%	3.87%
Expenses excluding specific expenses listed below	0.64%	0.63%	0.62%	0.63%	0.62%	0.64%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%
Total expenses[8]	0.64%	0.63%	0.62%	0.63%	0.62%	0.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.59%	0.57%	0.56%	0.57%	0.56%	0.58%
Portfolio turnover rate[9]	32%	88%	92%	54%	79%	93%

54 OPPENHEIMER CAPITAL INCOME FUND

1. Represents the last business day of the Fund’s reporting period.

2. For the period from December 27, 2013 (inception of offering) to August 29, 2014.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	0.65%
Year Ended August 31, 2018	0.65%
Year Ended August 31, 2017	0.64%
Year Ended August 31, 2016	0.65%
Year Ended August 31, 2015	0.64%
Period Ended August 29, 2014	0.66%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,084,769,197	$2,062,662,366
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479
Period Ended August 29, 2014	$2,958,051,509	$2,894,379,022

See accompanying Notes to Consolidated Financial Statements.

55 OPPENHEIMER CAPITAL INCOME FUND

    CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$10.12	$10.00	$9.71	$9.50	$9.91	$9.18
Income (loss) from investment operations:
Net investment income[2]	0.13	0.25	0.23	0.23	0.22	0.31
Net realized and unrealized gain (loss)	(0.23)	0.12	0.30	0.24	(0.35)	0.70
Total from investment operations	(0.10)	0.37	0.53	0.47	(0.13)	1.01
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.14)	(0.25)	(0.24)	(0.26)	(0.28)	(0.28)
Net asset value, end of period	$9.88	$10.12	$10.00	$9.71	$9.50	$9.91

Total Return, at Net Asset Value[3]	(1.00)%	3.73%	5.57%	5.02%	(1.32)%	11.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,978	$74,277	$51,324	$31,806	$27,151	$23,798
Average net assets (in thousands)	$70,578	$70,353	$37,273	$28,769	$25,957	$22,251
Ratios to average net assets:[4,5]
Net investment income	2.76%	2.53%	2.33%	2.39%	2.28%	3.27%
Expenses excluding specific expenses listed below	1.30%	1.30%	1.30%	1.31%	1.30%	1.32%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.30%	1.30%	1.30%	1.31%	1.30%	1.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	1.23%	1.24%	1.25%	1.24%	1.26%
Portfolio turnover rate[8]	32%	88%	92%	54%	79%	93%

56 OPPENHEIMER CAPITAL INCOME FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.31%
Year Ended August 31, 2018	1.32%
Year Ended August 31, 2017	1.32%
Year Ended August 31, 2016	1.33%
Year Ended August 31, 2015	1.32%
Year Ended August 29, 2014	1.34%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,084,769,197	$2,062,662,366
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479
Year Ended August 29, 2014	$2,958,051,509	$2,894,379,022

See accompanying Notes to Consolidated Financial Statements.

57 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$10.27	$10.14	$9.84	$9.62	$10.03	$9.29
Income (loss) from investment operations:
Net investment income[2]	0.16	0.31	0.28	0.27	0.27	0.37
Net realized and unrealized gain (loss)	(0.24)	0.11	0.31	0.25	(0.35)	0.70
Total from investment operations	(0.08)	0.42	0.59	0.52	(0.08)	1.07
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.16)	(0.29)	(0.29)	(0.30)	(0.33)	(0.33)
Net asset value, end of period	$10.03	$10.27	$10.14	$9.84	$9.62	$10.03

Total Return, at Net Asset Value[3]	(0.72)%	4.25%	6.21%	5.47%	(0.82)%	11.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$448,017	$536,085	$622,331	$480,847	$447,319	$280,000
Average net assets (in thousands)	$491,120	$598,353	$534,372	$453,299	$401,249	$162,609
Ratios to average net assets:[4,5]
Net investment income	3.26%	3.02%	2.85%	2.86%	2.74%	3.77%
Expenses excluding specific expenses listed below	0.81%	0.80%	0.81%	0.82%	0.82%	0.81%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.81%	0.80%	0.81%	0.82%	0.82%	0.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%	0.73%	0.75%	0.76%	0.76%	0.75%
Portfolio turnover rate[8]	32%	88%	92%	54%	79%	93%

58 OPPENHEIMER CAPITAL INCOME FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	0.82%
Year Ended August 31, 2018	0.82%
Year Ended August 31, 2017	0.83%
Year Ended August 31, 2016	0.84%
Year Ended August 31, 2015	0.84%
Year Ended August 29, 2014	0.83%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,084,769,197	$2,062,662,366
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479
Year Ended August 29, 2014	$2,958,051,509	$2,894,379,022

See accompanying Notes to Consolidated Financial Statements.

59 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS February 28, 2019 Unaudited

1. Organization

Oppenheimer Capital Income Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class

B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Capital Income Fund Cayman Ltd. (the “Subsidiary”), which is wholly-owned and controlled by the Fund. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), exchange-traded funds related to gold and other special minerals and certain

60 OPPENHEIMER CAPITAL INCOME FUND

2. Significant Accounting Policies (Continued)

fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At period end, the Fund owned 10,528 shares with net assets of $26,744,145 in the Subsidiary.

Other financial information at period end:

Total market value of investments	$26,744,643
Net assets	$26,744,145
Net income (loss)	$(105,254)
Net realized gain (loss)	$—
Net change in unrealized appreciation/depreciation	$2,260,536

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Consolidated Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to

61 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Consolidated Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Real Estate Investments Trusts(REITs), generally are comprised of income and return of capital. Any return of capital estimates in excess of cost basis are classified as realized gain. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “Custodian fees and expenses” in the Consolidated Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure

62 OPPENHEIMER CAPITAL INCOME FUND

2. Significant Accounting Policies (Continued)

under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended August 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from commodity-linked derivatives may not be treated as “qualifying income” for purposes of the 90% gross income requirement. The Internal Revenue Service (IRS) has previously issued a number of private letter rulings which conclude that income derived from commodity index-linked notes and investments in a wholly-owned subsidiary will be “qualifying income.” As a result, the Fund will gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The IRS has suspended the granting of private letter rulings pending further review. As a result, there can be no assurance that the IRS will not change its position with respect to commodity-linked notes and wholly-owned subsidiaries. In addition, future legislation and guidance from the Treasury and the IRS may adversely affect the fund’s ability to gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The Fund is required to include in income for federal income tax purposes all of the subsidiary’s net income and gains whether or not such income is distributed by the subsidiary. Net income and gains from the subsidiary are generally treated as ordinary income by the Fund, regardless of the character of the subsidiary’s underlying income. Net losses from the subsidiary do not pass through to the Fund for federal income tax purposes.

During the fiscal year ended August 31, 2018, the Fund utilized $59,753,552 of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $65,433,260 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due

63 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,617,518,033
Federal tax cost of other investments	(185,039,151)

Total federal tax cost	$2,432,478,882

Gross unrealized appreciation	$63,708,709
Gross unrealized depreciation	(103,920,059)

Net unrealized appreciation	$(40,211,350)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of

64 OPPENHEIMER CAPITAL INCOME FUND

2. Significant Accounting Policies (Continued)

Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot

65 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

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3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Consolidated Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$67,313,350	$—	$—	$67,313,350
Consumer Staples	64,577,541	—	—	64,577,541
Energy	62,412,437	—	—	62,412,437
Financials	131,630,992	5,839,643	—	137,470,635
Health Care	109,785,357	10,251,476	—	120,036,833
Industrials	100,843,151	—	—	100,843,151
Information Technology	87,999,050	—	—	87,999,050
Materials	41,722,299	—	—	41,722,299
Telecommunication Services	16,791,768	—	—	16,791,768
Utilities	37,325,535	—	—	37,325,535
Preferred Stocks	30,273,760	6,470,919	—	36,744,679
Asset-Backed Securities	—	245,113,859	—	245,113,859
Mortgage-Backed Obligations	—	464,471,851	—	464,471,851
U.S. Government Obligation	—	4,518,764	—	4,518,764
Non-Convertible Corporate Bonds and Notes	—	546,216,059	—	546,216,059
Corporate Loans	—	106,849,777	—	106,849,777

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FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Investments, at Value: (Continued)
Event-Linked Bonds	$—	$30,727,529	$—	$30,727,529
Structured Securities	—	14,255,212	—	14,255,212
Exchange-Traded Options Purchased	3,094,056	—	—	3,094,056
Over-the-Counter Option Purchased	—	272,800	—	272,800
Over-the-Counter Interest Rate Swaptions Purchased	—	2,803,601	—	2,803,601
Investment Companies	117,719,093	271,250,257	—	388,969,350

Total Investments, at Value	871,488,389	1,709,041,747	—	2,580,530,136
Other Financial Instruments:
Swaps, at value	—	102,756	—	102,756
Centrally cleared swaps, at value	—	680,801	—	680,801
Futures contracts	2,209,782	—	—	2,209,782
Forward currency exchange contracts	—	47,039	—	47,039

Total Assets	$873,698,171	$1,709,872,343	$—	$2,583,570,514

Liabilities Table
Other Financial Instruments:
Centrally cleared swaps, at value	$—	$(6,337,505)	$—	$(6,337,505)
Futures contracts	(2,590,889)	—	—	(2,590,889)
Forward currency exchange contracts	—	(1,990,690)	—	(1,990,690)

Total Liabilities	$(2,590,889)	$(8,328,195)	$—	$(10,919,084)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the

Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and

68 OPPENHEIMER CAPITAL INCOME FUND

4. Investments and Risks (Continued)

those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek income. The Fund’s investment in the Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. The Fund owns 28.7% of the Master Fund at period end.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated Statement of Operations upon the sale or maturity of such securities.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

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4. Investments and Risks (Continued)

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$329,646,819
Sold securities	45,290,602

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $248,000 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $34,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite

71 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities,

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6. Use of Derivatives (Continued)

it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities as a receivable (or payable) and in the Consolidated Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward

73 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

contracts to buy and sell of $2,991,023 and $68,503,729,respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations. Realized gains (losses) are reported in the Consolidated Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $134,249,256 and $509,766,647 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon

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6. Use of Derivatives (Continued)

exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $2,649,361 and $885,893 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contract. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

75 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

During the period, the Fund had no written options outstanding.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection

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6. Use of Derivatives (Continued)

may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same reference asset but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

For the reporting period, the Fund had ending monthly average notional amounts of $177,667,071 and 44,278,265 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption

77 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $4,070,708 on purchased swaptions.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $3,016,599.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

78 OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is

79 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated
		Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount

Bank of America NA	$8,294	$–	$–	$–	$8,294
Barclays Bank plc	1,113,091	(251,556)	(861,535)	–	–
Deutsche Bank AG	38,745	(38,745)	–	–	–
Goldman Sachs Bank USA	272,800	(272,800)	–	–	–
Goldman Sachs International	439,842	–	–	(439,842)	–
Morgan Stanley Capital Services, Inc.	1,353,424	–	(1,336,825)	–	16,599

	$3,226,196	$(563,101)	$(2,198,360)	$(439,842)	$24,893

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated
		Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

Barclays Bank plc	$(251,556)	$251,556	$–	$–	$–
Deutsche Bank AG	(60,659)	38,745	–	–	(21,914)
Goldman Sachs Bank USA	(1,678,475)	272,800	1,367,599	–	(38,076)

	$(1,990,690)	$563,101	$1,367,599	$–	$(59,990)

80 OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Consolidated Statement of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Consolidated Statement of Assets and Liabilities at period end:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value

Credit contracts	Swaps, at value	$102,756
Credit contracts	Centrally cleared swaps, at value	680,801	Centrally cleared swaps, at value	$6,337,505
Equity contracts			Variation margin payable	49,410*
Interest rate contracts	Variation margin receivable	378,900*	Variation margin payable	516,855*
	Unrealized appreciation on		Unrealized depreciation on
Forward currency	foreign currency exchange		foreign currency exchange
exchange contracts	contracts	47,039	contracts	1,990,690
Equity contracts	Investments, at value	3,094,056**
Currency contracts	Investments, at value	272,800**
Interest rate contracts	Investments, at value	2,803,601**

Total		$7,379,953		$8,894,460

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Consolidated Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased option contracts and purchased swaption contracts, if any.

The effect of derivative instruments on the Consolidated Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment transactions in unaffiliated companies*	Futures contracts	Forward currency exchange contracts	Swap contracts	Total
Credit contracts	$—	$—	$—	$1,687,282	$1,687,282
Equity contracts	(186,144)	(3,496,705)	—	—	(3,682,849)
Forward currency exchange contracts	—	—	998,591	—	998,591
Interest rate contracts	(122,239)	(5,317,258)	—	—	(5,439,497)

Total	$(308,383)	$(8,813,963)	$998,591	$1,687,282	$(6,436,473)

*Includes purchased option contracts and purchased swaption contracts, if any.

81 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment transactions in unaffiliated companies*	Futures contracts	Forward currency exchange contracts	Swap contracts	Total
Credit contracts	$—	$—	$—	$(4,123,039)	$(4,123,039)
Currency Contracts	(760,375)	—	—	—	(760,375)
Equity contracts	(1,261,607)	596,999	—	—	(664,608)
Forward currency exchange contracts	—	—	(2,033,424)	—	(2,033,424)
Interest rate contracts	(1,443,370)	(2,174,677)	—	—	(3,618,047)

Total	$(3,465,352)	$(1,577,678)	$(2,033,424)	$(4,123,039)	$(11,199,493)

* Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	4,762,437	$47,205,100	9,825,423	$100,102,620
Dividends and/or distributions reinvested	2,037,445	20,286,197	3,823,865	38,634,071
Redeemed	(11,259,715)	(112,172,138)	(27,456,141)	(279,344,500)

Net decrease	(4,459,833)	$(44,680,841)	(13,806,853)	$(140,607,809)

Class B
Sold	—	$—	3,961	$39,659
Dividends and/or distributions reinvested	—	—	3,874	38,532
Redeemed[1]	—	—	(502,920)	(5,005,668)

Net decrease	—	$—	(495,085)	$(4,927,477)

Class C
Sold	1,765,943	$16,797,546	2,924,481	$28,829,257
Dividends and/or distributions reinvested	337,991	3,250,552	658,734	6,443,526
Redeemed	(3,923,999)	(37,741,553)	(9,408,696)	(92,564,737)

Net decrease	(1,820,065)	$(17,693,455)	(5,825,481)	$(57,291,954)

Class I
Sold	1,032,126	$10,245,368	17,218,874	$175,446,718
Dividends and/or distributions reinvested	218,689	2,176,354	311,216	3,136,436
Redeemed	(1,701,493)	(16,907,311)	(6,771,239)	(69,076,913)

Net increase (decrease)	(450,678)	$(4,485,589)	10,758,851	$109,506,241

82 OPPENHEIMER CAPITAL INCOME FUND

7. Shares of Beneficial Interest (Continued)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Amount	Shares	Amount
Class R
Sold	541,463	$5,308,377	3,492,826	$35,124,928
Dividends and/or distributions reinvested	99,750	978,471	164,782	1,640,319
Redeemed	(898,349)	(8,833,358)	(1,452,411)	(14,587,955)

Net increase (decrease)	(257,136)	$(2,546,510)	2,205,197	$22,177,292

Class Y
Sold	5,382,692	$53,587,050	13,532,558	$137,664,987
Dividends and/or distributions reinvested	693,280	6,897,999	1,432,646	14,457,761
Redeemed	(13,596,430)	(133,246,056)	(24,149,383)	(245,470,612)

Net decrease	(7,520,458)	$(72,761,007)	(9,184,179)	$(93,347,864)

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$740,412,235	$898,973,678

U.S. government and government agency obligations	—	338,747

To Be Announced (TBA) mortgage-related securities	2,084,769,197	2,062,662,366

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Next $4.5 billion	0.50
Over $5 billion	0.48

The Manager also provides investment management related services to the Subsidiary. The Subsidiary pays the Manager a monthly management fee at an annual rate according to the above schedule. The Subsidiary also pays certain other expenses including custody and directors’ fees.

The Fund’s effective management fee for the reporting period was 0.53% of average annual net assets before any Subsidiary management fees or any applicable waivers.

83 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund and the Subsidiary. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund and the Subsidiary, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Consolidated Statement of Operations and Consolidated Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Consolidated Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts

84 OPPENHEIMER CAPITAL INCOME FUND

9. Fees and Other Transactions with Affiliates (Continued)

that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Consolidated Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor

February 28, 2019	$112,731	$—	$6,012	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. During the reporting period, the Manager waived $82,426. This waiver and/or reimbursement will continue to be in effect for so long as the Fund invests in the Subsidiary, and may not be terminated unless termination is approved by the Fund’s Board.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Affiliated Funds. During the reporting period, the Manager waived fees and/or reimbursed the Fund $516,299 for these management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved

85 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

by the Board.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Consolidated Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

86 OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

87 OPPENHEIMER CAPITAL INCOME FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Capital Income Fund	12/11/18	67.6%	0.0%	32.4%

88 OPPENHEIMER CAPITAL INCOME FUND

OPPENHEIMER CAPITAL INCOME FUND

Trustees and Officers

Robert J. Malone, Chairman of the Board of Trustees and Trustee

Andrew J. Donohue, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer

Michelle Borré, Vice President

Krishna Memani, Vice President

Cynthia Lo Bessette, Secretary and Chief Legal Officer

Jennifer Foxson, Vice President and Chief Business Officer

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money

Laundering Officer

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

89 OPPENHEIMER CAPITAL INCOME FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

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Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us
oppenheimerfunds.com
Call Us
800 225 5677
Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0300.001.0219 April 24, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/19/2019